UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5883_______

Dreyfus Index Funds, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30 /08

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
43	Statement of Financial Futures
44	Statement of Assets and Liabilities
45	Statement of Operations
46	Statement of Changes in Net Assets
47	Financial Highlights
48	Notes to Financial Statements
56	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus International
Stock Index Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2007, through April 30, 2008.

Although the international equity markets have declined due to concerns that the recent turbulence in the U.S. economy might dampen global economic growth, we recently have seen signs of potential improvement. Throughout the last six months, the Federal Reserve Board and other central banks have reduced short-term interest rates and injected liquidity into their banking systems, helping to reassure investors. At Dreyfus, we believe that the current period of global economic uncertainty is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual as financial deleveraging and housing price deflation continue to weigh on economic activity in the United States and other nations that depend on exports to U.S. businesses and consumers.

The implications of our economic outlook for the international stock markets generally are positive. Recent selling pressure has created attractive values in a number of areas, including among many of the world’s largest multinational companies.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Dreyfus International Stock Index Fund produced a total return of –9.37% .1 This compares with a –9.21% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2

International stock markets produced disappointing results in a turbulent market environment, characterized by intensifying economic concerns stemming from a global credit crisis and a sharp economic slowdown in the United States. In this environment, the Index produced negative absolute returns in all of the 21 countries in which it invests.The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of approximately 1,100 stocks that trade in 21 major markets outside the United States.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Free Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

International Equities Declined in a Volatile Market

After producing double-digit returns over each of the past five years, international equities generally lost value during the reporting period due to intensifying economic concerns, rising commodity prices and a global credit crisis that originated in the U.S. sub-prime mortgage

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sector.Although economies in most regions of the world continued to grow, an economic downturn in the United States led to worries that demand for goods produced in other countries would soften. International markets also responded negatively to massive sub-prime related losses among global commercial and investment banks, as well as a $7 billion loss caused by trading fraud at France’s Societé Generale in early 2008. As a result of these factors, many investors turned away from stocks in favor of gold, oil and other “hard assets.”

From a geographic perspective, all 21 countries tracked by the Index posted negative absolute returns, including nine that suffered double-digit negative returns.Some of the Index’s greater disappointments came from Finland, Hong Kong, Australia, New Zealand and Ireland. Conversely, Norway, Denmark, Spain, Switzerland and Austria were among the Index’s better performing countries. From a market sector standpoint, laggards included the financial services, consumer durables, consumer services, retail and business services areas, which historically have been relatively sensitive to changes in economic conditions. On the other hand, only the energy sector produced a positive absolute return during the reporting period, largely as a result of robust demand from fast-growing emerging markets.The utilities, health care, raw materials and consumer non-durables areas produced relatively mild losses.

On an individual stock basis,some of the Index’s more significant declines stemmed from companies in Italy, the United Kingdom and France. In Italy and the United Kingdom, the Index’s return was particularly hurt by two companies with similar products, Seat-Pagine Gialle in Italy and Yell Group in the U.K. Both companies are leading publishers of Europe’s business directories, including Yellow Pages and White Pages. In France, the most significant drag on the Index’s performance was Thomson, one of the world’s leaders in digital video technologies.

Some of the Index’s better performers were located in Germany and Norway. In fact, the Index’s single best performing stock for the reporting period was Germany’s top salt producer, K+S. In Norway, the Index’s performance was aided by Yara International, a worldwide manufacturer of fertilizers and industrial gases.

Results in Australia and Japan were mixed. For example, in Australia, the Index’s results were hindered by A.B.C. Learning Centre, the world’s largest publicly traded child care operator, and by Challenger Financial Services Group, which encountered a slowdown in its commercial and residential mortgage lending businesses. Better results in Australia were recorded by Incitec Pivot, the country’s largest producer of fertilizers, and Origin Energy Limited, a seller of natural gas, electricity and liquefied petroleum gas. In Japan, laggards included real estate developer Urban Corporation, while positive contributions to performance came from retail apparel chain Fast Retailing and Casio Computer, the consumer electronics company.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the MSCI EAFE Free Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

May 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.84
Ending value (after expenses)	$906.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2008 (Unaudited)
Common Stocks—98.0%	Shares	Value ($)

Australia—6.5%
ABC Learning Centres	14,688	18,478
AGL Energy	17,165	202,192
Alumina	42,651	230,300
Amcor	34,100	216,904
AMP	72,355	533,877
Ansell	1,684	18,250
Aristocrat Leisure	12,996	91,973
Asciano Group	20,850	78,788
ASX	6,191	209,385
Australia & New Zealand Banking Group	70,234	1,449,447
AXA Asia Pacific Holdings	32,642	182,715
Babcock & Brown	9,065	125,573
Bendigo Bank	8,901	102,583
BHP Billiton	126,610	5,043,258
Billabong International	6,249	70,665
BlueScope Steel	28,007	291,635
Boart Longyear Group	45,499	80,821
Boral	24,301	142,438
Brambles	54,273	455,181
Caltex Australia	4,873	55,197
CFS Gandel Retail Property Trust (Units)	52,841	111,540
Challenger Financial Services Group	15,424	30,232
Coca-Cola Amatil	19,556	154,984
Cochlear	1,959	104,672
Commonwealth Bank of Australia	49,645	2,098,210
Commonwealth Property Office Fund (Units)	27,453	36,477
Computershare	17,767	149,847
Crown	17,377	179,635
CSL	20,761	778,454
CSR	37,349	111,218
Dexus Property Group	114,018	189,640
Downer EDI	3,482	23,789
Fairfax Media	45,679	150,659
Fortescue Metals Group	48,260 [a]	336,990
Foster’s Group	73,431	350,831

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Futuris	11,411	22,689
Goodman Fielder	49,986	84,316
Goodman Group	53,941	229,757
GPT Group	77,014	241,671
Harvey Norman Holdings	20,532	69,847
Iluka Resources	10,902	40,375
Incitec Pivot	1,894	288,764
ING Industrial Fund (Units)	25,008	49,253
Insurance Australia Group	67,595	277,086
James Hardie Industries	16,388	91,887
Leighton Holdings	5,280	234,301
Lend Lease	14,124	165,040
Lion Nathan	11,086	87,231
Macquarie Airports	25,551	75,605
Macquarie Communications Infrastructure Group	6,077	25,713
Macquarie Group	10,066	601,581
Macquarie Infrastructure Group	95,835	255,577
Macquarie Office Trust (Units)	72,900	70,758
Mirvac Group	38,986	154,301
National Australia Bank	61,237	1,743,314
Newcrest Mining	17,395	473,733
OneSteel	27,727	167,483
Orica	12,069	330,960
Origin Energy	32,830	431,575
Oxiana	49,111	151,797
Pacific Brands	5,683	10,577
Paladin Energy	19,374 [a]	77,592
PaperlinX	3,470	8,273
Perpetual	1,401	72,401
Qantas Airways	37,434	119,938
QBE Insurance Group	33,072	788,171
Rio Tinto	10,888	1,396,218
Santos	22,650	339,159
Sims Group	5,776	180,054
Sonic Healthcare	11,613	166,888
St. George Bank	10,476	262,497

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Stockland	53,514	364,600
Suncorp-Metway	35,715	459,403
Tabcorp Holdings	19,027	204,761
Tatts Group	37,398	96,210
Telstra	109,853	472,050
Telstra (Installment Receipts)	51,919	144,820
Toll Holdings	19,612	146,557
Transurban Group	40,865	264,172
Wesfarmers	23,811	839,190
Wesfarmers PPS	5,994	212,946
Westfield Group	66,489	1,142,840
Westpac Banking	70,260	1,621,466
Woodside Petroleum	18,192	958,304
Woolworths	45,912	1,241,707
WorleyParsons	5,350	195,612
Zinifex	17,622	167,721
		32,725,579
Austria—.6%
Andritz	1,336	79,499
bwin Interactive Entertaiment	207 [a]	6,707
Erste Bank der Oesterreichischen Sparkassen	7,010	520,593
Flughafen Wien	305	38,558
IMMOEAST	14,496 [a]	147,375
IMMOFINANZ	16,716	184,519
Mayr-Melnhof Karton	260	27,202
Meinl European Land	11,588 [a]	152,450
OMV	6,143	463,379
Raiffeisen International Bank-Holding	2,034	329,658
RHI	882 [a]	38,106
Telekom Austria	13,353	329,511
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	2,986	231,237
Vienna Insurance Group	1,383	103,526
Voestalpine	4,288	328,793
Wienerberger	3,151	181,613
		3,162,726

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Belgium—1.3%
AGFA-Gevaert	1,563	11,486
Barco	320	21,647
Bekaert	225	33,993
Belgacom	6,370	294,103
Cofinimmo	105	22,504
Colruyt	623	158,374
Compagnie Maritime Belge	134	9,344
Compagnie Nationale a Portefeuille	610	48,141
D’ieteren	77	23,737
Delhaize Group	3,660	318,192
Dexia	19,828	551,961
Fortis	78,898	2,149,642
Groupe Bruxelles Lambert	3,128	397,489
Groupe Bruxelles Lambert (Strip)	236	7
InBev	6,944	570,829
KBC Ancora	497	53,213
KBC Groep	6,026	817,540
Mobistar	1,138	101,575
Omega Pharma	597	26,035
Solvay	2,380	349,867
UCB	4,307	186,482
Umicore	4,525	241,714
		6,387,875
China—.1%
C.C. Land Holdings	30,000	33,061
Fosun International	52,000	41,562
Foxconn International Holdings	83,000 [a]	128,846
Tencent Holdings	35,000	232,148
		435,617
Denmark—.9%
AP Moller—Maersk, Cl. A	9	94,068
AP Moller—Maersk, Cl. B	41	425,110
Bang & Olufsen, Cl. B	350	20,153
Carlsberg, Cl. B	1,255	167,042
Coloplast, Cl. B	1,027	98,665
Dampskibsselskabet Torm	231	7,566

Common Stocks (continued)	Shares	Value ($)

Denmark (continued)
Danisco	1,915	129,042
Danske Bank	17,377	600,882
DSV	7,324	180,680
East Asiatic	146	12,975
FLSmidth & Co.	2,007	211,865
GN Store Nord	2,295 [a]	12,544
H Lundbeck	1,600	39,555
Jyske Bank	2,176 [a]	149,808
NKT Holding	323	26,145
Novo Nordisk, Cl. B	18,340	1,258,798
Novozymes, Cl. B	1,759	160,364
Rockwool International, Cl. B	243	41,317
Sydbank	2,192	82,085
Topdanmark	627 [a]	110,531
TrygVesta	1,026	87,973
Vestas Wind Systems	6,987 [a]	763,806
William Demant Holding	980 [a]	77,691
		4,758,665
Finland—1.7%
Amer Sports, Cl. A	962	16,775
Cargotec, Cl. B	1,444	60,386
Elisa	5,537	124,654
Fortum	17,047	723,761
Kesko, Cl. B	2,668	101,062
Kone, Cl. B	5,606	220,644
Konecranes	801	34,968
Metso	4,783	207,018
Neste Oil	4,602	139,357
Nokia	148,523	4,559,978
Nokian Renkaat	3,727	158,585
Orion, Cl. B	3,310	69,673
Outokumpu	4,446	212,159
Pohjola Bank, Cl. A	3,382	67,398
Rautaruukki	3,101	147,543
Sampo, Cl. A	16,092	454,725
Sanoma-WSOY	3,180	81,443

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Finland (continued)
Stora Enso, Cl. R	21,649		268,295
Tietoenator	932		24,363
UPM-Kymmene	19,658		380,122
Uponor	612		13,225
Wartsila	3,161		216,541
YIT	5,145		146,188
			8,428,863
France—9.9%
Accor	7,537		625,443
ADP	1,217		145,043
Air France-KLM	4,856		150,980
Air Liquide	9,007		1,356,309
Alcatel-Lucent	88,214		594,686
Alstom	3,678		853,218
Atos Origin	2,750	[a]	168,733
AXA	59,727		2,222,908
BNP Paribas	30,736		3,313,822
Bouygues	8,496		635,183
Cap Gemini	5,317		322,762
Carrefour	22,769		1,603,366
Casino Guichard Perrachon	1,681		211,780
Christian Dior	950		109,184
Cie de Saint-Gobain	10,580		852,429
Cie Generale d’Optique Essilor International	7,594		472,334
CNP Assurances	1,666		197,648
Compagnie Generale de Geophysique-Veritas	949	[a]	239,119
Compagnie Generale des
Etablissements Michelin, Cl. B	5,491		502,423
Credit Agricole	25,123		846,821
Dassault Systemes	2,306		145,045
Eiffage	612		56,121
Electricite de France	3,708		387,946
Eurazeo	390		50,427
France Telecom	68,894		2,162,390
Gaz de France	7,357		484,969
Gecina	406		57,205

Common Stocks (continued)	Shares	Value ($)

France (continued)
Groupe Danone	16,591	1,468,212
Hermes International	2,692	363,502
ICADE	739	105,644
Imerys	1,289	111,380
JC Decaux	2,248	64,399
Klepierre	2,777	169,093
L’Oreal	9,325	1,106,427
Lafarge	5,557	1,002,648
Lagardere	4,917	353,598
Legrand	1,473	44,169
LVMH Moet Hennessy Louis Vuitton	9,327	1,066,150
M6-Metropole Television	2,144	49,636
Natixis	6,398	107,679
Neopost	1,237	129,035
Neuf Cegetel	980	54,745
PagesJaunes Groupe	4,274	85,507
Pernod-Ricard	6,698	771,683
Peugeot	5,668	396,928
PPR	2,855	373,644
Publicis Groupe	5,521	223,058
Renault	7,053	725,285
Safran	6,493	136,673
Sanofi-Aventis	38,554	3,010,249
Schneider Electric	8,275	1,012,763
Scor	6,516	157,447
Societe BIC	1,052	53,853
Societe Des Autoroutes
Paris-Rhin-Rhone	853	102,259
Societe Generale	14,004	1,638,706
Societe Generale-New	3,501 [a]	404,444
Societe Television Francaise 1	4,756	100,851
Sodexo	3,616	242,080
Suez	39,086	2,768,820
Suez (Strip)	2,304 [a]	36
Technip	3,926	362,833
Thales	3,490	228,211

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Thomson	8,984	57,348
Total	81,242	6,822,658
Unibail-Rodamco	2,532	653,440
Valeo	2,439	98,843
Vallourec	1,770	482,940
Veolia Environnement	13,196	956,160
Vinci	15,450	1,140,890
Vivendi	43,870	1,780,618
Wendel	550	75,894
Zodiac	1,374	73,524
		49,902,256
Germany—8.5%
Adidas	7,827	499,500
Allianz	16,982	3,461,705
Altana	1,324	27,540
Arcandor	2,010 [a]	37,772
BASF	18,504	2,640,342
Bayer	27,394	2,337,212
Bayerische Motoren Werke	6,087	334,060
Beiersdorf	3,345	284,817
Bilfinger Berger	1,403	120,335
Celesio	2,961	127,005
Commerzbank	23,807	863,620
Continental	5,802	682,275
Daimler	35,449	2,755,673
Deutsche Bank	18,945	2,270,273
Deutsche Boerse	7,613	1,116,763
Deutsche Lufthansa	8,954	235,177
Deutsche Post	29,858	931,116
Deutsche Postbank	3,223	282,608
Deutsche Telekom	106,943	1,921,411
Douglas Holding	838	44,490
E.ON	23,496	4,781,507
Fraport	538	38,899
Fresenius Medical Care & Co.	7,326	388,827
GEA Group	5,764	213,132

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Heidelberger Druckmaschinen	2,151	51,238
HeidelbergerCement	390	65,601
Henkel & Co.	3,995	160,845
Hochtief	1,550	159,633
Hypo Real Estate Holding	7,752	289,900
Infineon Technologies	27,840 [a]	260,499
IVG Immobilien	3,487	87,840
K+S	1,401	588,036
Linde	4,554	667,183
MAN	4,312	602,458
Merck	2,511	356,575
Metro	6,002	476,198
MLP	273	4,569
Muenchener Rueckversicherungs	7,885	1,525,440
Premiere	1,342 [a]	28,206
Puma	242	86,190
Q-Cells	1,721 [a]	200,984
Rheinmetall	1,480	112,192
RWE	16,784	1,932,133
Salzgitter	1,544	317,598
SAP	32,905	1,659,338
Siemens	32,764	3,854,858
Solarworld	3,106	167,172
Suedzucker	818	18,619
ThyssenKrupp	13,744	860,846
TUI	8,161 [a]	233,534
Volkswagen	6,006	1,770,942
Wacker Chemie	258	63,867
Wincor Nixdorf	768	58,757
		43,057,310
Greece—.7%
Alpha Bank	15,116	515,398
Coca-Cola Hellenic Bottling	6,164	277,346
EFG Eurobank Ergasias	12,045	372,808
Hellenic Exchanges	1,436	31,300
Hellenic Petroleum	4,036	61,077

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Greece (continued)
Hellenic Technodomiki Tev	3,357	41,812
Hellenic Telecommunications Organization	10,170	302,741
Motor Oil (Hellas) Corinth Refineries	1,145	26,383
National Bank of Greece	15,396	852,377
OPAP	8,652	336,759
Piraeus Bank	11,949	406,299
Public Power	4,070	171,595
Titan Cement	2,341	104,530
Viohalco	3,050	37,514
		3,537,939
Hong Kong—2.1%
ASM Pacific Technology	8,000	54,499
Bank of East Asia	52,991	301,850
Belle International Holdings	74,000	78,798
BOC Hong Kong Holdings	143,000	369,673
Cathay Pacific Airways	55,000	114,733
Cheung Kong Holdings	57,000	887,768
Cheung Kong Infrastructure Holdings	19,000	82,147
Chinese Estates Holdings	22,000	34,660
CITIC International Financial Holdings	27,000	17,978
CLP Holdings	50,788	402,676
Esprit Holdings	38,700	476,141
Giordano International	32,000	13,958
Hang Lung Group	14,000	75,347
Hang Lung Properties	77,000	313,153
Hang Seng Bank	28,400	568,758
Henderson Land Development	40,762	311,156
Hong Kong & China Gas	141,349	413,460
Hong Kong Aircraft Engineerg	2,000	35,640
Hong Kong Exchanges & Clearing	40,500	827,188
HongKong Electric Holdings	52,500	329,363
Hopewell Holdings	24,000	104,688
Hutchison Telecommunications International	54,000	75,929
Hutchison Whampoa	81,800	800,201
Hysan Development	27,000	78,285
Kerry Properties	25,000	169,188

Common Stocks (continued)	Shares	Value ($)

Hong Kong (continued)
Kingboard Chemical Holdings	22,000	104,290
Lee & Man Paper Manufacturing	13,000	24,183
Li & Fung	86,600	358,306
Lifestyle International Holdings	22,000	45,837
Link REIT	84,500	202,724
Melco International Development	21,000	28,774
MTR	54,000	193,288
New World Development	87,191	224,840
NWS Holdings	14,000	38,527
Orient Overseas International	8,300	45,628
Pacific Basin Shipping	42,000	76,838
Parkson Retail Group	3,000	28,270
PCCW	152,207	98,222
Shangri-La Asia	48,000	133,015
Shui On Land	74,500	74,074
Shun TAK Holdings	36,000	47,941
Sino Land	54,664	138,157
Sun Hung Kai Properties	51,699	905,359
Swire Pacific, Cl. A	30,500	356,667
Television Broadcasts	12,000	68,740
Tingyi Holding	62,000	82,724
Wharf Holdings	54,192	274,972
Wheelock & Co.	16,000	50,086
Wing Hang Bank	7,000	93,757
Yue Yuen Industrial Holdings	24,800	75,406
		10,707,862
Ireland—.6%
Allied Irish Banks	33,536	707,478
Anglo Irish Bank	13,597	186,924
Bank of Ireland	6,246	86,450
Bank of Ireland	31,129	430,853
CRH	20,838	793,226
DCC	1,172	26,330
Elan	18,043 [a]	491,878
Greencore Group	4,695	27,375
IAWS Group	1,907	48,098

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Ireland (continued)
Kerry Group, Cl. A	5,133	159,352
Kingspan Group	4,361	50,922
Paddy Power	877	30,858
Ryanair Holdings	4,000 [a]	18,166
Smurfit Kappa Group	4,504	55,439
		3,113,349
Italy—3.8%
A2A	22,832	84,069
Alleanza Assicurazioni	15,722	205,980
Arnoldo Mondadori Editore	3,398	29,626
Assicurazioni Generali	39,812	1,768,389
Atlantia	9,957	326,319
Autogrill	3,846	58,603
Banca Carige	11,734	46,311
Banca Monte dei Paschi di Siena	43,132	147,265
Banca Popolare di Milano Scarl	15,093	186,248
Banco Popolare	5,496 [a]	109,347
Banco Popolare di Verona	19,243	382,853
Bulgari	6,217	72,769
Enel	164,257	1,787,570
ENI	98,218	3,787,731
Fiat	27,103	607,507
Finmeccanica	11,539	402,419
Fondiaria-SAI	2,598	104,761
IFIL Investments	5,846	48,885
Intesa Sanpaolo	292,198	2,187,277
Intesa Sanpaolo-RNC	33,828	239,635
Italcementi	2,673	57,963
Italcementi-RNC	1,650	26,241
Lottomatica	2,428	74,961
Luxottica Group	5,328	150,433
Mediaset	29,866	272,714
Mediobanca	18,297	382,576
Mediolanum	11,685	70,459
Parmalat	61,603	210,810
Pirelli & C	100,796 [a]	82,388

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Prysmian	4,679	111,391
Saipem	4,759	209,165
Seat Pagine Gialle	154,157	29,785
Snam Rete Gas	33,427	212,022
Telecom Italia	407,299	857,338
Telecom Italia-RNC	223,255	366,704
Terna Rete Elettrica Nazionale	44,479	196,669
UniCredit	352,918	2,681,913
Unione Di Banche Italiane	22,453	593,713
Unipol Gruppo Finanziario	9,665	31,675
		19,202,484
Japan—20.2%
77 Bank	12,000	71,075
Access	2 [a]	5,626
Acom	2,020	62,237
Advantest	5,800	158,444
Aeon	24,000	348,369
Aeon Credit Service	3,960	62,596
AEON Mall	2,100	65,305
Aiful	2,525	49,287
Aioi Insurance	10,000	62,673
Aisin Seiki	7,200	250,081
Ajinomoto	24,800	248,214
Alfresa Holdings	1,100	76,730
All Nippon Airways	25,000	97,598
Alps Electric	6,000	55,516
Amada	15,000	124,007
Aoyama Trading	2,600	58,588
Aozora Bank	11,000	33,681
Asahi Breweries	15,600	304,507
Asahi Glass	34,800	412,565
Asatsu-DK	1,000	30,141
Ashai Kasei	44,900	253,049
Asics	6,000	60,224
Astellas Pharma	18,279	743,333
Bank of Kyoto	11,000	139,460

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Bank of Yokohama	46,000	335,394
Benesse	2,800	123,242
Bridgestone	22,600	410,654
Brother Industries	4,200	54,012
Canon	40,450	2,012,630
Canon Marketing Japan	3,100	59,918
Casio Computer	8,900	131,997
Central Glass	6,000	22,562
Central Japan Railway	58	566,070
Chiba Bank	28,000	219,424
Chiyoda	5,000	37,413
Chubu Electric Power	24,600	573,160
Chugai Pharmaceutical	9,728	134,597
Chugoku Electric Power	4,800	104,947
Chuo Mitsui Trust Holdings	29,380	207,749
Circle K Sunkus	1,000	15,061
Citizen Holdings	13,000	110,458
COCA-COLA WEST HOLDINGS	1,600	35,901
COMSYS Holdings	3,000	26,926
Cosmo Oil	18,000	59,420
Credit Saison	6,500	174,146
CSK HOLDINGS	2,100	44,307
Dai Nippon Printing	22,800	349,276
Daicel Chemical Industries	11,000	64,625
Daido Steel	14,200	78,398
Daifuku	1,000	12,429
Daihatsu Motor	3,000	35,652
Daiichi Sankyo	26,683	730,202
Daikin Industries	10,000	495,646
Dainippon Sumitomo Pharma	3,000	22,792
Daito Trust Construction	3,200	148,196
Daiwa House Industry	18,400	206,166
Daiwa Securities Group	50,000	493,254
Denki Kagaku Kogyo	18,600	68,520
Denso	18,600	642,484
Dentsu	68	155,507

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
DIC	24,000	76,471
Dowa Holdings	11,000	73,572
Dowa Holdings (Rights)	7,000 [a]	0
eAccess	41	26,010
East Japan Railway	129	1,023,261
Ebara	15,000	53,966
EDION	1,900	19,162
Eisai	9,400	330,992
Electric Power Development	5,880	219,424
Elpida Memory	3,400 [a]	123,299
FamilyMart	2,100	72,940
Fanuc	7,300	763,458
Fast Retailing	2,100	194,508
Fuji Electric Holdings	21,000	82,184
Fuji Heavy Industries	9,000	38,408
Fuji Television Network	11	17,893
FUJIFILM Holdings	18,700	713,932
Fujikura	13,000	56,846
Fujitsu	68,800	436,460
Fukuoka Financial Group	29,000	142,905
Furukawa Electric	26,000	93,790
Glory	1,700	38,063
Gunma Bank	15,000	119,271
Gunze	5,000	23,586
H20 RETAILING	4,000	28,858
Hachijuni Bank	15,000	98,459
Hakuhodo DY Holdings	700	41,996
Hankyu Hashin Holdings	44,000	197,876
Haseko	44,500	63,869
Hikari Tsushin	700	25,519
Hino Motors	10,000	62,578
Hirose Electric	1,200	141,460
Hiroshima Bank	19,000	103,990
Hitachi	128,900	864,596
Hitachi Cable	5,000	19,711
Hitachi Chemical	3,700	72,400

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Hitachi Construction Machinery	4,200	131,815
Hitachi High-Technologies	2,700	53,349
Hitachi Metals	3,000	44,752
Hokkaido Electric Power	6,800	141,518
Hokuhoku Financial Group	48,000	151,564
Hokuriku Electric Power	2,900	69,649
Honda Motor	59,220	1,869,926
House Foods	720	11,133
HOYA	15,300	421,625
Ibiden	4,800	207,597
Idemitsu Kosan	700	59,344
IHI	49,000	105,023
INPEX Holdings	31	344,082
Isetan Mitsukoshi Holdings	13,020 [a]	136,167
Isuzu Motors	25,000	120,802
Ito En	2,300	39,613
Itochu	57,500	596,952
Itochu Techno-Solutions	1,400	43,938
J Front Retailing	16,800	110,435
Jafco	1,000	39,613
Japan Airlines	35,600 [a]	83,456
Japan Petroleum Exploration	1,000	68,797
Japan Prime Realty Investment	21	65,908
Japan Real Estate Investment	15	176,538
Japan Retail Fund Investment	13	76,500
Japan Steel Works	14,000	257,736
Japan Tobacco	171	827,921
JFE Holdings	22,160	1,208,612
JGC	8,000	147,661
Joyo Bank	26,462	149,388
JS Group	10,024	172,742
JSR	6,700	150,335
JTEKT	7,300	128,524
Jupiter Telecommunications	82	70,537
Kajima	36,800	122,538
Kamigumi	9,400	71,685

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Kaneka	12,000	81,868
Kansai Electric Power	29,499	698,594
Kansai Paint	7,000	47,756
Kao	20,000	537,748
Kawasaki Heavy Industries	52,000	133,346
Kawasaki Kisen Kaisha	21,000	212,190
KDDI	94	599,024
Keihin Electric Express Railway	15,000	97,742
Keio	24,000	136,867
Keisei Electric Railway	10,000	54,636
Keyence	1,314	332,681
Kikkoman	6,000	71,075
Kinden	5,000	47,220
Kintetsu	59,354	203,318
Kirin Holdings	29,000	513,348
KK DaVinci Advisors	9 [a]	8,474
Kobe Steel	99,000	294,603
Kokuyo	2,400	20,943
Komatsu	34,200	1,030,810
Komori	1,100	21,577
Konami	3,400	121,022
Konica Minolta Holdings	18,500	275,438
Kose	880	18,946
Kubota	41,000	285,599
Kuraray	13,500	159,659
Kurita Water Industries	4,200	148,694
Kyocera	6,000	548,847
Kyowa Hakko Kogyo	7,705	69,375
Kyushu Electric Power	14,700	331,949
Lawson	2,500	107,406
Leopalace21	4,800	84,325
Mabuchi Motor	1,100	54,205
Makita	4,600	157,573
Marubeni	61,000	483,868
Marui Group	10,600	104,671
Matsui Securities	2,900	20,256

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Matsushita Electric Industrial	74,195		1,735,784
Matsushita Electric Works	13,000		142,427
Mazda Motor	15,000		64,587
Mediceo Paltac Holdings	5,600		93,985
Meiji Dairies	9,000		54,856
Meiji Seika Kaisha	9,000		45,728
Meitec	1,000		28,466
Millea Holdings	28,000		1,181,514
Minebea	12,000		72,682
Mitsubishi	51,400		1,642,675
Mitsubishi Chemical Holdings	43,600		287,858
Mitsubishi Electric	74,000		751,966
Mitsubishi Estate	44,000		1,271,457
Mitsubishi Gas Chemical	15,000		102,335
Mitsubishi Heavy Industries	122,700		565,892
Mitsubishi Logistics	4,000		54,158
Mitsubishi Materials	41,000		193,407
Mitsubishi Motors	62,000	[a]	97,292
Mitsubishi Rayon	20,000		64,683
Mitsubishi Tanabe Pharma	9,000		106,956
Mitsubishi UFJ Financial Group	327,780		3,587,985
Mitsubishi UFJ Lease & Finance	1,570		76,615
Mitsui & Co.	65,400		1,526,897
Mitsui Chemicals	23,000		139,527
Mitsui Engineering & Shipbuilding	30,000		97,311
Mitsui Fudosan	32,000		802,220
Mitsui Mining & Smelting	20,000		67,362
Mitsui OSK Lines	42,000		575,084
Mitsui Sumitomo Insurance Group Holdings	13,569	[a]	537,515
Mitsumi Electric	3,100		103,225
Mizuho Financial Group	344		1,777,438
Mizuho Trust & Banking	18,000		29,624
Murata Manufacturing	7,900		415,750
Namco Bandai Holdings	8,550		106,517
NEC	75,800		356,117
NEC Electronics	1,100	[a]	22,208

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
NGK Insulators	10,000	190,891
NGK Spark Plug	7,000	93,570
NHK Spring	6,000	42,886
Nichirei	7,000	32,887
Nidec	4,200	314,668
Nikon	12,600	361,688
Nintendo	3,750	2,048,847
Nippon Building Fund	19	247,249
Nippon Electric Glass	13,085	200,951
Nippon Express	30,000	164,769
Nippon Kayaku	1,000	6,918
Nippon Light Metal	9,400	14,211
Nippon Meat Packers	7,000	89,216
Nippon Mining Holdings	31,800	195,650
Nippon Oil	46,800	319,284
Nippon Paper Group	32	79,303
Nippon Sheet Glass	22,000	100,201
Nippon Shokubai	4,000	28,897
Nippon Steel	220,100	1,229,915
Nippon Telegraph & Telephone	198	848,761
Nippon Yusen	40,800	394,297
Nipponkoa Insurance	12,000	116,314
Nishi-Nippon City Bank	22,000	66,941
Nishimatsu Construction	6,000	13,492
Nissan Chemical Industries	6,000	78,768
Nissan Motor	86,300	761,349
Nisshin Seifun Group	7,800	83,142
Nisshin Steel	29,000	106,832
Nisshinbo Industries	5,000	54,540
Nissin Food Products	3,500	122,237
Nitori	1,450	76,031
Nitto Denko	6,200	255,688
NOK	4,300	84,757
Nomura Holdings	67,400	1,166,005
Nomura Real Estate Holdings	1,900	38,360
Nomura Real Estate Office Fund	8	63,228

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nomura Research Institute	4,200	92,230
NSK	17,000	140,867
NTN	16,000	121,864
NTT Data	50	204,287
NTT DoCoMo	613	897,417
NTT Urban Development	37	56,999
Obayashi	21,000	101,072
Obic	200	36,685
Odakyu Electric Railway	24,000	162,358
OJI Paper	30,000	134,341
Oki Electric Industry	12,000 [a]	25,950
OKUMA	6,000	67,802
Okumura	5,000	24,543
Olympus	9,000	294,517
Omron	7,700	159,143
Ono Pharmaceutical	1,600	84,202
Onward Holdings	4,000	45,163
Oracle Japan	1,500	67,601
Oriental Land	1,700	100,852
ORIX	3,500	628,265
Osaka Gas	76,000	269,065
OSAKA Titanium Technologies	600	40,762
OSG	2,300	32,197
OTSUKA	600	45,756
Pioneer	5,900	58,035
Promise	2,700	84,997
QP	2,700	26,920
Rakuten	264	164,195
Resona Holdings	214	409,530
Ricoh	25,000	428,906
Rinnai	400	12,745
Rohm	3,800	263,611
Round One	9	10,851
Ryohin Keikaku	300	19,778
Sankyo	1,900	113,625
Santen Pharmaceutical	3,200	78,691

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Sanwa Holdings	2,200	9,094
Sanyo Electric	60,000 [a]	148,694
Sapporo Hokuyo Holdings	11	88,307
Sapporo Holdings	9,000	66,482
SBI E*trade Securities	51	47,384
SBI Holdings	385	100,938
Secom	7,800	361,229
Sega Sammy Holdings	6,984	84,000
Seiko Epson	4,600	123,682
Seino Holdings	4,000	26,639
Sekisui Chemical	19,000	137,623
Sekisui House	20,000	189,264
Seven & I Holdings	31,460	930,164
Sharp	38,000	635,212
Shikoku Electric Power	3,200	90,479
Shimachu	800	21,893
Shimamura	800	70,654
Shimano	2,500	113,147
Shimizu	25,000	117,453
Shin-Etsu Chemical	15,600	958,301
Shinko Electric Industries	2,700	37,021
Shinko Securities	22,000	74,730
Shinsei Bank	35,000	153,382
Shionogi & Co.	12,000	229,184
Shiseido	13,000	310,353
Shizuoka Bank	22,400	273,061
Showa Denko	45,000	158,023
Showa Shell Sekiyu	6,200	65,020
SMC	2,200	254,291
Softbank	28,400 [a]	570,663
Sojitz	43,900	168,022
Sompo Japan Insurance	31,000	343,192
Sony	38,080	1,741,674
Sony Financial Holdings	33	138,618
Square Enix	1,600	51,899
Stanley Electric	5,700	143,714

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
SUMCO	4,000	100,852
Sumitomo	40,700	544,043
Sumitomo Chemical	58,000	374,605
Sumitomo Electric Industries	28,900	369,995
Sumitomo Heavy Industries	21,000	175,821
Sumitomo Metal Industries	156,000	652,301
Sumitomo Metal Mining	21,000	379,973
Sumitomo Mitsui Financial Group	249	2,132,380
Sumitomo Osaka Cement	11,000	23,892
Sumitomo Realty & Development	14,000	348,292
Sumitomo Rubber Industries	7,000	61,018
Sumitomo Trust & Banking	47,000	420,486
Suruga Bank	7,000	98,259
Suzuken	2,820	106,043
Suzuki Motor	6,300	158,540
T & D Holdings	7,700	487,743
Taiheiyo Cement	38,000	86,174
Taisei	32,000	84,202
Taisho Pharmaceutical	5,000	94,919
Taiyo Nippon Sanso	12,000	97,139
Taiyo Yuden	3,100	35,624
Takara Holdings	5,000	33,442
Takashimaya	11,000	119,778
Takeda Pharmaceutical	32,100	1,686,241
Takefuji	4,610	108,733
TDK	4,700	320,199
Teijin	34,000	131,107
Terumo	6,500	318,438
THK	4,700	103,660
Tobu Railway	33,000	167,352
Toda	2,000	9,664
Toho	4,300	97,924
Toho Titanium	800	20,821
Tohoku Electric Power	16,000	361,305
Tokai Rika	1,600	38,886
Tokuyama	8,000	71,955

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Tokyo Broadcasting System	1,700	44,814
Tokyo Electric Power	46,372	1,173,610
Tokyo Electron	6,400	413,358
Tokyo Gas	84,000	319,893
Tokyo Seimitsu	1,500	29,854
Tokyo Steel Manufacturing	3,500	50,234
Tokyo Tatemono	11,000	95,359
Tokyu	39,820	209,940
Tokyu Land	16,000	118,343
TonenGeneral Sekiyu	10,000	85,829
Toppan Printing	22,000	243,345
Toray Industries	51,000	316,219
Toshiba	117,000	965,018
Tosoh	20,000	76,548
TOTO	11,000	93,781
Toyo Seikan Kaisha	5,800	113,214
Toyo Suisan Kaisha	3,000	52,933
Toyoda Gosei	2,600	94,039
Toyota Boshoku	2,400	68,204
Toyota Industries	6,600	227,978
Toyota Motor	102,114	5,149,180
Toyota Tsusho	8,300	176,706
Trend Micro	4,000	149,651
Ube Industries	36,600	127,475
UNICHARM	1,600	110,841
UNY	7,000	68,587
Urban	5,800	31,522
Ushio	4,200	79,089
USS	990	69,720
Wacoal Holdings	2,000	28,533
West Japan Railway	66	283,552
Yahoo! Japan	570	251,158
Yakult Honsha	4,000	106,019
Yamada Denki	3,260	277,307
Yamaha	6,800	133,059
Yamaha Motor	7,400	141,967

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Yamato Holdings	15,400	223,537
Yamato Kogyo	1,400	65,908
Yamazaki Baking	3,000	31,605
Yaskawa Electric	9,000	90,766
Yokogawa Electric	7,400	80,082
Zeon	5,000	25,117
		102,119,436
Luxembourg—.7%
ArcelorMittal	35,528	3,141,266
Millicom International Cellular	1,151 [a]	122,899
Oriflame Cosmetics	597	45,717
SES	5,286	130,113
		3,439,995
Netherlands—2.9%
Aegon	55,906	898,691
Akzo Nobel	10,384	880,934
ASML Holding	15,167	432,837
Corio	1,591	148,597
Corporate Express	2,747	31,606
European Aeronautic Defence and Space	12,242	307,813
Fugro	2,190	195,440
Heineken	9,062	527,523
Heineken Holding	1,898	97,515
ING Groep	71,206	2,717,202
Koninklijke Ahold	48,300	715,890
Koninklijke DSM	5,133	276,749
Koninklijke Philips Electronics	43,399	1,631,770
OCE	852	12,827
Qiagen	2,924 [a]	65,600
Randstad Holding	1,833	77,681
Reed Elsevier	23,038	436,513
Royal KPN	69,546	1,276,039
SBM Offshore	5,383	205,833
STMicroelectronics	25,421	298,023
TNT	14,782	574,203

30

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
TomTom	2,287 [a]	79,758
Unilever	64,330	2,163,363
Vedior	6,995	193,852
Wereldhave	392	49,777
Wolters Kluwer	11,365	305,402
		14,601,438
New Zealand—.1%
Auckland International Airport	38,406	63,938
Contact Energy	12,150	92,115
Fisher & Paykel Appliances Holdings	7,958	15,052
Fisher & Paykel Healthcare	14,548	30,360
Fletcher Building	18,475	123,751
Kiwi Income Property Trust (Units)	22,811	21,930
Sky City Entertainment Group	20,093	62,819
Sky Network Television	4,754	16,535
Telecom of New Zealand	64,861	191,628
		618,128
Norway—1.1%
Acergy	7,144	176,503
Aker Solutions	6,487	165,349
DNB NOR	28,325	422,935
DNO International	14,508 [a]	27,540
Frontline	1,197	66,409
Norsk Hydro	25,958	385,052
Ocean RIG	3,214 [a]	27,989
Orkla	30,877	408,471
Petroleum Geo-Services	6,756	183,774
Prosafe	7,268	125,874
Renewable Energy	6,700 [a]	228,469
Schibsted	627	18,896
SeaDrill	9,787	296,866
StatoilHydro	48,760	1,760,513
Stolt-Nielsen	950	21,194
Storebrand	16,254	154,111
Tandberg	1,488	25,276

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Norway (continued)
Telenor	31,556 [a]	636,060
TGS Nopec Geophysical	1,391 [a]	22,430
Tomra Systems	1,255	9,001
Yara International	7,120	519,718
		5,682,430
Portugal—.3%
Banco BPI	9,520	54,099
Banco Comercial Portugues, Cl. R	88,548	248,839
Banco Espirito Santo	8,861	168,515
Brisa	11,976	170,233
Cimpor-Cimentos de Portugal	7,964	70,675
Energias de Portugal	68,973	435,981
Jeronimo Martins	2,299	18,183
Portugal Telecom	29,452	349,636
Sonae	27,207	48,501
Sonae Industria	2,150 [a]	14,996
Zon Multimedia Servicos de Telecomunicacoes	8,174	109,190
		1,688,848
Singapore—1.1%
Allgreen Properties	26,000	24,704
Ascendas Real Estate Investment Trust	38,700	73,256
Capitacommercial Trust	38,000	62,694
CapitaLand	65,000	325,072
CapitaMall Trust	42,000	107,653
City Developments	19,000	169,330
ComfortDelgro	64,700	83,395
Cosco Singapore	30,000	69,824
DBS Group Holdings	43,059	629,853
Fraser and Neave	33,150	116,710
Genting International	79,527 [a]	35,731
Jardine Cycle & Carriage	5,422	66,372
Keppel	41,000	311,645
Keppel Land	14,000	62,488
Neptune Orient Lines	14,000	33,203
Noble Group	44,000	72,269
Olam International	25,300	49,940

Common Stocks (continued)	Shares	Value ($)

Singapore (continued)
Oversea-Chinese Banking	92,942	605,831
Parkway Holdings	27,000	69,603
SembCorp Industries	31,254	96,683
SembCorp Marine	32,000	87,206
Singapore Airlines	19,733	232,546
Singapore Exchange	29,000	183,479
Singapore Land	5,000	26,663
Singapore Petroleum	1,000	5,303
Singapore Post	31,000	26,486
Singapore Press Holdings	56,075	183,792
Singapore Technologies Engineering	50,000	118,583
Singapore Telecommunications	303,951	864,146
SMRT	13,000	17,235
United Overseas Bank	46,112	692,852
UOL Group	22,111	61,885
Venture	9,000	73,580
Wilmar International	14,000 [a]	47,536
Wing Tai Holdings	16,000	23,687
Yanlord Land Group	17,000	29,550
		5,740,785
Spain—4.3%
Abertis Infraestructuras	9,327	310,174
Acciona	1,078	308,396
Acerinox	5,729	155,199
ACS-Actividades de Construccion y Servicios	8,152	482,292
Antena 3 de Television	3,438	42,072
Banco Bilbao Vizcaya Argentaria	141,394	3,251,424
Banco de Sabadell	17,637	175,738
Banco Popular Espanol	31,529	543,891
Banco Santander	235,947	5,087,756
Bankinter	4,702	72,254
Cintra Concesiones de
Infraestructuras de Transporte	8,171	126,833
Criteria Caixacorp	25,266	171,115
Enagas	6,278	190,598
Fomento de Construcciones y Contratas	1,790	128,920

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Gamesa Corp Tecnologica	6,617	321,115
Gas Natural SDG	4,231	247,022
Gestevision Telecinco	3,517	73,866
Grupo Ferrovial	2,251	182,765
Iberdrola	131,874	1,932,017
Iberdrola Renovables	31,737	229,763
Iberia Lineas Aereas de Espana	15,888	62,830
Inditex	8,088	440,477
Indra Sistemas	3,965	108,215
Mapfre	21,459	109,249
Promotora de Informaciones	2,270	39,830
Red Electrica de Espana	3,916	254,299
Repsol	30,214	1,224,930
Sacyr Vallehermoso	3,126	110,916
Sogecable	1,750 [a]	76,016
Telefonica	162,075	4,685,868
Union Fenosa	4,113	275,737
Zardoya Otis	4,157	116,368
Zeltia	1,808	14,947
		21,552,892
Sweden—2.3%
Alfa Laval	3,462	227,571
Assa Abloy, Cl. B	11,327	176,694
Atlas Copco, Cl. A	25,005	402,576
Atlas Copco, Cl. B	15,166	225,193
Axfood	920	29,700
Boliden	11,404	124,146
Castellum	1,885	21,228
D Carnegie	742	9,563
Electrolux, Ser. B	9,739	149,485
Elekta, Cl. B	1,619	28,159
Eniro	3,061	20,019
Fabege	1,435	13,467
Getinge, Cl. B	6,599	168,447
Hennes & Mauritz, Cl. B	18,074	1,073,491
Holmen, Cl. B	1,992	63,809

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
Husqvarna, Cl. B	10,542	108,606
Investor, Cl. B	8,148	193,714
Kungsleden	2,575	25,776
Lundin Petroleum	8,981 [a]	125,488
Modern Times Group, Cl. B	1,823	133,824
Nobia	2,797	18,386
Nordea Bank	78,936	1,306,414
Sandvik	36,304	558,747
Scania, Cl. B	13,938	286,604
Securitas Systems, Cl. B	8,604	21,819
Securitas, Cl. B	12,514	161,283
Skandinaviska Enskilda Banken, Cl. A	17,207	417,698
Skanska, Cl. B	13,569	224,684
SKF, Cl. B	15,765	289,322
Ssab Svenskt Stal, Ser. A	6,728	224,497
Ssab Svenskt Stal, Ser. B	3,205	96,516
Svenska Cellulosa, Cl. B	21,762	366,703
Svenska Handelsbanken, Cl. A	18,268	507,457
Swedbank, Cl. A	6,486	164,481
Swedish Match	10,491	230,164
Tele2, Cl. B	11,115	247,563
Telefonaktiebolaget LM Ericsson, Cl. B	563,087	1,435,466
TeliaSonera	85,750	765,389
Trelleborg, Cl. B	981	18,740
Volvo, Cl. A	17,814	268,227
Volvo, Cl. B	41,565	634,517
		11,565,633
Switzerland—6.8%
ABB	82,785	2,530,723
Actelion	3,676 [a]	185,291
Adecco	4,927	293,997
Ciba Holding	2,895	96,116
Compagnie Financiere Richemont, Cl. A	19,853	1,203,703
Credit Suisse Group	39,458	2,185,902
EFG International	1,415	45,036
Geberit	1,556	239,178

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
Givaudan	256	258,568
Holcim	7,837	766,733
Julius Baer Holding	3,886	286,912
Kudelski	991	15,642
Kuehne & Nagel International	2,071	221,904
Kuoni Reisen Holding	32	18,496
Lindt & Spruengli	28	86,026
Logitech International	6,335 [a]	192,808
Lonza Group	1,744	237,099
Nestle	14,829	7,076,005
Nobel Biocare Holding	4,300	154,900
Novartis	87,509	4,427,751
OC Oerlikon	259 [a]	89,396
Pargesa Holding	418	47,838
PSP Swiss Property	840 [a]	51,978
Rieter Holding	58	21,551
Roche Holding	26,505	4,397,354
Schindler Holding	1,768	143,182
SGS	180	253,180
Sonova Holding	1,720	144,826
Straumann Holding	254	67,673
Sulzer	1,210	157,995
Swatch Group	1,998	102,437
Swatch Group-BR	1,250	336,038
Swiss Life Holding	1,319 [a]	393,212
Swiss Reinsurance	13,258	1,099,795
Swisscom	881	312,966
Syngenta	3,969	1,179,401
Synthes	2,244	307,660
UBS	82,151	2,760,581
Zurich Financial Services	5,535	1,685,928
		34,075,781
United Kingdom—21.5%
3i Group	15,226	259,190
Aggreko	3,807	44,422

36

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Alliance & Leicester	6,487	66,423
AMEC	12,597	198,345
Anglo American	49,697	3,217,593
Antofagasta	6,778	105,616
ARM Holdings	53,171	106,361
Arriva	3,025	42,268
Associated British Foods	6,151	107,388
AstraZeneca	55,025	2,310,689
Aviva	99,017	1,234,501
BAE Systems	132,159	1,221,707
Balfour Beatty	15,102	131,755
Barclays	249,821	2,224,545
Barratt Developments	11,779	64,446
BBA Aviation	5,023	15,644
Berkeley Group Holdings	2,791 [a]	51,961
BG Group	127,014	3,096,675
BHP Billiton	85,131	3,031,340
Bovis Homes Group	2,279	21,000
BP	714,968	8,651,947
British Airways	20,594 [a]	92,690
British American Tobacco	57,089	2,165,857
British Energy Group	38,307	581,838
British Land	20,120	335,127
British Sky Broadcasting	42,144	461,580
Brixton	3,267	19,298
BT Group	302,890	1,307,758
Bunzl	13,319	196,565
Burberry Group	16,747	160,452
Cable & Wireless	100,100	295,794
Cadbury Schweppes	80,143	915,857
Capita Group	22,482	295,796
Carnival	6,164	242,209
Carphone Warehouse Group	16,486	88,364
Cattles	4,883	22,560
Centrica	139,863	814,397

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Charter	2,402	42,768
Close Brothers Group	3,028	41,860
Cobham	44,887	196,517
Compass Group	71,529	483,084
Cookson Group	3,129	44,000
CSR	1,538 [a]	12,032
Daily Mail & General Trust, Cl. A	10,993	91,014
Davis Service Group	2,168	20,428
De La Rue	2,264	38,089
Diageo	98,326	2,003,112
DSG International	67,233	87,219
Electrocomponents	5,398	19,939
Enterprise Inns	20,106	152,614
Eurasian Natural Resources	12,094	287,433
Experian Group	38,111	287,144
Firstgroup	16,996	190,759
FKI	21,364	36,812
Friends Provident	69,301	162,899
G4S	42,490	192,081
Galiform	17,330 [a]	23,808
GKN	25,766	144,760
GlaxoSmithKline	208,179	4,621,985
Great Portland Estates	2,180	19,785
Hammerson	10,472	209,063
Hays	50,437	112,629
HBOS	139,767	1,303,802
Home Retail Group	31,652	165,497
HSBC Holdings	446,302	7,827,146
ICAP	20,326	234,046
IMI	13,028	116,886
Imperial Tobacco Group	25,777	1,234,964
Inchcape	17,639	149,696
Intercontinental Hotels Group	10,871	174,613
International Power	55,633	483,983
Intertek Group	2,388	46,019

38

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Invensys	29,066 [a]	173,132
Investec	14,570	104,161
ITV	180,100	235,420
J Sainsbury	59,826	454,403
Johnson Matthey	8,443	331,805
Kazakhmys	3,597	112,702
Kesa Electricals	18,689	77,083
Kingfisher	88,057	231,605
Ladbrokes	24,809	160,919
Land Securities Group	17,407	530,922
Legal & General Group	239,663	602,350
Liberty International	9,266	180,031
Lloyds TSB Group	213,920	1,832,414
LogicaCMG	59,228	134,606
London Stock Exchange Group	5,370	109,546
Lonmin	2,788	171,371
Man Group	64,419	741,907
Marks & Spencer Group	64,948	489,448
Meggitt	23,721	139,415
Misys	6,430	19,854
Mitchells & Butlers	20,100	119,407
Mondi	12,622	100,954
National Express Group	4,590	84,180
National Grid	97,684	1,355,244
Next	8,385	189,931
Old Mutual	201,366	511,282
PartyGaming	25,846 [a]	12,644
Pearson	31,026	403,797
Persimmon	10,410	119,479
Premier Farnell	6,878	24,282
Prudential	93,841	1,261,193
Punch Taverns	9,683	99,958
Rank Group	11,389	20,136
Reckitt Benckiser Group	22,685	1,320,008
Reed Elsevier	40,969	517,681

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Rentokil Initial	71,091	133,843
Resolution	26,860	383,023
Rexam	25,044	222,088
Rio Tinto	37,620	4,404,187
Rolls-Royce Group	68,335 [a]	594,147
Royal & Sun Alliance Insurance Group	140,624	374,308
Royal Bank of Scotland Group	377,490	2,579,352
Royal Dutch Shell, Cl. A	135,470	5,479,262
Royal Dutch Shell, Cl. B	104,099	4,154,394
SABMiller	34,377	795,237
Sage Group	47,292	185,268
Schroders	3,970	82,795
Scottish & Newcastle	29,964	473,872
Scottish & Southern Energy	32,851	905,678
Segro	16,027	146,411
Serco Group	17,755	155,076
Severn Trent	8,877	255,949
Shire	10,099	187,315
Signet Group	59,717	81,312
Smith & Nephew	34,762	433,708
Smiths Group	14,458	277,328
SSL International	2,626	23,898
Stagecoach Group	19,497	99,812
Standard Chartered	26,438	939,371
Standard Life	81,212	402,915
Tate & Lyle	17,848	187,098
Taylor Wimpey	40,562	103,431
Tesco	294,876	2,505,433
Thomas Cook Group	18,592	95,421
Thomso Reuters	7,444	231,813
Tomkins	32,482	117,406
Travis Perkins	4,741	91,034
Trinity Mirror	3,903	20,407
Tui Travel	22,531	106,052

40

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Tullet Prebon	2,228	19,217
Tullow Oil	26,399	393,598
Unilever	48,990	1,651,403
United Business Media	10,298	117,785
United Utilities	33,848	480,995
Vedanta Resources	2,487	110,397
Vodafone Group	2,003,821	6,361,777
Whitbread	7,152	172,104
William Hill	13,032	99,608
William Morrison Supermarkets	44,008	249,714
Wolseley	24,615	247,413
WPP Group	43,018	528,710
Xstrata	23,988	1,874,723
Yell Group	30,416	99,999
		108,067,801
Total Common Stocks
(cost $387,961,906)		494,573,692

Preferred Stocks—.4%

Germany—.4%
Bayerische Motoren Werke	486	21,149
Fresenius	1,334	110,492
Henkel & Co.	6,905	294,024
Porsche Automobil Holding	3,340	615,999
ProSieben Sat.1 Media	2,639	41,005
RWE	1,511	140,561
Volkswagen	3,901	643,729
		1,866,959
Italy—.0%
IFI-Istituto Finanziario Industriale	1,887 [a]	49,856
Unipol Gruppo Finanziario	38,571	112,897
		162,753
Total Preferred Stocks
(cost $1,271,532)		2,029,712

The Fund 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.83%, 6/19/08
(cost $469,469)	470,000 [b]	469,215

Other Investment—.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,270,000)	1,270,000 [c]	1,270,000

Total Investments (cost $390,972,907)	98.8%	498,342,619
Cash and Receivables (Net)	1.2%	6,275,611
Net Assets	100.0%	504,618,230

[a]	Non-income producing security.
[b]	All or partially held by a broker as collateral for open financial futures positions.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)	Value (%)

Banking	14.0	Consumer Durables	2.8
Materials	10.4	Transportation	2.3
Energy	8.6	Food Retail	2.0
Capital Goods	8.4	Media	1.5
Telecommunications	5.6	Software & Services	1.4
Utilities	5.6	Retailing	1.3
Food, Beverage & Tobacco	5.3	Hotels, Restaurants & Leisure	.9
Pharmaceuticals & Biotechnology	5.3	Commercial & Professional Services	.8
Diversified Financials	5.0	Health Care	.8
Insurance	4.7	Household & Personal Products	.8
Automobiles & Components	4.1	Semiconductors & Equipment	.5
Technology Hardware & Equipment	3.3	Short-Term/Money Market Investment	.4
Real Estate	3.0		98.8

† Based on net assets.

See notes to financial statements.

42

STATEMENT OF FINANCIAL FUTURES April 30, 2008 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
DJ Euro Stoxx 50	62	3,630,422	June 2008	37,920
FTSE 100	19	2,294,329	June 2008	69,375
TOPIX	17	2,200,842	June 2008	131,580
				238,875

See notes to financial statements.

The Fund 43

STATEMENT OF ASSETS AND LIABILITIES April 30, 2008 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments:
Unaffiliated issuers	389,702,907	497,072,619
Affiliated issuers	1,270,000	1,270,000
Cash		576,722
Cash denominated in foreign currencies	3,063,245	3,038,984
Dividends and interest receivable		3,058,288
Receivable for shares of Common Stock subscribed		409,343
Receivable for investment securities sold		121,393
Receivable for futures variation margin—Note 4		20,158
Unrealized appreciation on forward
currency exchange contracts—Note 4		3,858
		505,571,365

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		244,713
Payable for shares of Common Stock redeemed		505,974
Payable for investment securities purchased		151,082
Unrealized depreciation on forward
currency exchange contracts—Note 4		51,366
		953,135

Net Assets ($)		504,618,230

Composition of Net Assets ($):
Paid-in capital		399,983,979
Accumulated undistributed investment income—net		2,046,573
Accumulated net realized gain (loss) on investments		(4,921,613)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$238,875 net unrealized appreciation on financial futures)		107,509,291

Net Assets ($)		504,618,230

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		25,940,641
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		19.45

See notes to financial statements.

44

STATEMENT OF OPERATIONS Six Months Ended April 30, 2008 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $651,814 foreign taxes withheld at source):
Unaffiliated issuers	8,002,089
Affiliated issuers	101,310
Interest	50,943
Total Income	8,154,342
Expenses:
Management fee—Note 3(a)	878,714
Shareholder servicing costs—Note 3(b)	627,653
Directors’ fees—Note 3(a)	14,458
Loan commitment fees—Note 2	420
Total Expenses	1,521,245
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(14,458)
Net Expenses	1,506,787
Investment Income—Net	6,647,555

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,676,907
Net realized gain (loss) on financial futures	(2,100,288)
Net realized gain (loss) on forward currency exchange contracts	620,328
Net Realized Gain (Loss)	3,196,947
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $154,138
net unrealized appreciation on financial futures)	(63,425,353)
Net Realized and Unrealized Gain (Loss) on Investments	(60,228,406)
Net (Decrease) in Net Assets Resulting from Operations	(53,580,851)

See notes to financial statements.

The Fund 45

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007

Operations ($):
Investment income—net	6,647,555	9,709,611
Net realized gain (loss) on investments	3,196,947	6,604,846
Net unrealized appreciation
(depreciation) on investments	(63,425,353)	80,021,875
Net Increase (Decrease) in Net Assets
Resulting from Operations	(53,580,851)	96,336,332

Dividends to Shareholders from ($):
Investment income—net	(12,808,461)	(7,690,026)

Capital Stock Transactions ($):
Net proceeds from shares sold	101,640,390	256,856,349
Dividends reinvested	11,705,486	6,942,005
Cost of shares redeemed	(103,991,576)	(146,399,902)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	9,354,300	117,398,452
Total Increase (Decrease) in Net Assets	(57,035,012)	206,044,758

Net Assets ($):
Beginning of Period	561,653,242	355,608,484
End of Period	504,618,230	561,653,242
Undistributed investment income—net	2,046,573	8,207,479

Capital Share Transactions (Shares):
Shares sold	5,250,465	12,890,986
Shares issued for dividends reinvested	581,205	371,051
Shares redeemed	(5,442,676)	(7,438,599)
Net Increase (Decrease) in Shares Outstanding	388,994	5,823,438

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2008			Year Ended October 31,

(Unaudited)		2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	21.98	18.03	14.47	12.57	10.91	8.89
Investment Operations:
Investment income—net [a]	.26	.43	.38	.29	.25	.18
Net realized and unrealized
gain (loss) on investments	(2.30)	3.90	3.45	1.88	1.72	2.04
Total from Investment Operations	(2.04)	4.33	3.83	2.17	1.97	2.22
Distributions:
Dividends from investment
income—net	(.49)	(.38)	(.27)	(.27)	(.31)	(.20)
Net asset value, end of period	19.45	21.98	18.03	14.47	12.57	10.91

Total Return (%)	(9.37)[b]	24.40	26.83	17.40	18.40	25.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[c]	.61	.60	.60	.60	.60
Ratio of net expenses
to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.65[c]	2.20	2.30	2.07	2.07	1.98
Portfolio Turnover Rate	2.79[b]	3.31	4.12	3.46	14.80	11.37

Net Assets, end of period
($ x 1,000)	504,618	561,653	355,608	200,674	117,116	91,731

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

The Fund 47

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index (EAFE). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the fund’s Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the three-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,378,073 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2007. If not applied, $599,433 of the carryover expires in fiscal 2011 and $778,640 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2007 was as follows: ordinary income $7,690,026. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2008, the fund did not borrow under the Facility.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer fee of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meetings that are not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings attended that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2008, the fund was charged $627,653 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $142,749, and shareholder services plan fees $101,964.

(c) Prior to December 1, 2007, a 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. From November 1, 2007 through November 30, 2007 redemption fees charged and retained by the fund amounted to $27,622. Effective December 1, 2007, the fund discontinued the redemption fee on shares. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2008, amounted to $17,442,560 and $14,154,944, respectively.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
British Pound,
expiring 6/18/2008	534,243	1,054,714	1,058,572	3,858
Euro,
expiring 6/18/2008	1,158,123	1,810,751	1,804,294	(6,457)
Japanese Yen,
expiring 6/18/2008	152,958,758	1,520,263	1,475,354	(44,909)
Total				(47,508)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2008, are set forth in the Statement of Financial Futures.

At April 30, 2008, accumulated net unrealized appreciation on investments was $107,369,712, consisting of $124,333,862 gross unrealized appreciation and $16,964,150 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of international multi-cap funds and one international large-cap core fund (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional international multi-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one-year period ended January 31, 2008 was at the median of the Performance Group, but below the median of the Performance Universe. The Manager also provided a comparison of the fund’s total return to the returns of the fund’s benchmark index for the past ten years, noting that the fund’s performance closely tracked the index, with the difference mainly attributable to fund expenses and tracking errors.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s expense ratio was lower than the Expense Group and Expense Universe medians. Representatives of the Manager noted that the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. The Manger has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and

The Fund 57

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by Dreyfus, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on assets increasing significantly and the fund’s achieving a size that this fund has not yet achieved. It also was noted that the profitability percentage for managing the fund was within range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’s profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 59

N OT E S

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
36	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
S&P 500 Index Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2007, through April 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets encountered heightened volatility due to an ongoing credit crisis during the reporting period, we recently have seen signs of potential improvement. The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The implications of our economic outlook for the U.S. stock market generally are positive. Selling pressure among overleveraged investors has created attractive values in a number of areas, including among many of the market’s largest and well-established companies. Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Dreyfus S&P 500 Index Fund produced a total return of –9.84% .1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a –9.63% return for the same period.2,3

Large-cap stocks produced disappointing results in a challenging investment environment during the reporting period as investors became concerned over an intensifying housing contraction, tighter credit conditions, mounting job losses and higher food and energy prices. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

Consumers Struggled in a Weaker Economy

U.S. stocks generally produced disappointing results during the reporting period due to a “perfect storm” of negative economic news.The most prominent of these factors was the continued deterioration of the U.S. housing market.As housing values declined, mortgage defaults and foreclosures rose sharply, fueling ongoing turmoil in the sub-prime mortgage market. The stocks of companies in the financials sector plummeted

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

when major commercial banks, investment banks and bond insurers reported massive sub-prime related losses.While lower home prices and reduced short-term interest rates stemming from an aggressive easing campaign by the Federal Reserve Board created a more favorable environment for home buyers, more stringent lending standards and a tighter job market limited the number of potential new homeowners.

Escalating commodities prices not only have resulted in higher oil, gas and home heating costs for consumers, but more recently also have burdened families with higher food costs.The increasing use of corn for the production of ethanol as an alternative energy source has resulted in higher feed costs for farmers and, in turn, rising milk, dairy, cereal and meat costs for consumers. Higher gasoline prices also increased transportation and shipping costs for food producers. These factors caused consumers to cut back on spending in other, more discretionary areas.

Stocks with Significant Overseas Exposure Advanced

Although the slowing U.S.economy has had an impact on global growth, most foreign economies have continued to expand. In fact, the energy sector’s positive absolute return for the reporting period was largely due to robust demand from developing nations for a limited supply of crude oil.Winners in the energy sector included integrated energy producers and oil services providers, most of which benefited greatly from sizeable overseas operations. A limited supply of refiners and production slowdowns in some oil fields also boosted exploration and production activity, benefiting deepwater drillers and related service companies.

Bulk retailers within the consumer staples sector also performed relatively well, as consumers sought discounts and attempted to reduce gasoline costs by making fewer shopping trips. Heavy participation in overseas markets also boosted the fortunes of large soft drink, tobacco and household products companies.Agricultural stocks benefited from higher food costs, and fertilizer companies that help farmers yield more productive crops also flourished.

A substantial global presence also aided steel manufacturers, where global demand remained strong in light of ongoing infrastructure

4

development. Railroads benefited from strong global exports of agricultural products, coal and bulk goods.

On the other hand, the S&P 500 Index’s disappointing results over the reporting period stemmed primarily from weakness in the financials, technology, health care and consumer discretionary sectors. Banks and brokerage firms faltered amid the credit crisis and capital-markets downturns. In the technology sector, wireless communications equipment makers, semiconductor companies and software developers were hurt by slowing personal computer sales. In the health care area, pharmaceutical companies suffered from increased competition from generic drugs, while managed care companies were hurt by declining subscriber growth. Finally, slower consumer spending hindered results for a number of the S&P 500 Index’s entertainment, automobile and retail stocks.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2008

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3 “Standard & Poor’s®,”“S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.36
Ending value (after expenses)	$901.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2008 (Unaudited)
Common Stocks—98.6%	Shares	Value ($)

Consumer Discretionary—8.5%
Abercrombie & Fitch, Cl. A	21,900 [a]	1,627,389
Amazon.com	78,700 [a,b]	6,188,181
Apollo Group, Cl. A	34,600 [a,b]	1,761,140
AutoNation	35,000 [a,b]	560,350
AutoZone	11,200 [b]	1,352,400
Bed Bath & Beyond	67,100 [a,b]	2,180,750
Best Buy	89,925 [a]	3,868,574
Big Lots	23,000 [a,b]	621,690
Black & Decker	15,800 [a]	1,036,954
Brunswick	22,200 [a]	370,296
Carnival	111,500	4,478,955
CBS, Cl. B	173,712 [a]	4,007,536
Centex	30,800 [a]	641,256
Clear Channel Communications	127,100	3,832,065
Coach	89,800 [b]	3,194,186
Comcast, Cl. A	768,627 [a]	15,795,285
D.R. Horton	70,300 [a]	1,088,947
Darden Restaurants	35,950	1,279,101
Dillard’s, Cl. A	14,500 [a]	295,800
DIRECTV Group	182,000 [a,b]	4,484,480
E.W. Scripps, Cl. A	22,700 [a]	1,019,457
Eastman Kodak	73,000 [a]	1,305,970
Expedia	52,700 [a,b]	1,331,202
Family Dollar Stores	35,600 [a]	761,840
Ford Motor	563,392 [a,b]	4,653,618
Fortune Brands	39,400	2,664,228
GameStop, Cl. A	41,100 [b]	2,262,144
Gannett	58,800 [a]	1,682,856
Gap	118,225 [a]	2,201,350
General Motors	143,500 [a]	3,329,200
Genuine Parts	42,600	1,808,796
Goodyear Tire & Rubber	60,800 [a,b]	1,628,224
H & R Block	82,400	1,802,088
Harley-Davidson	61,300 [a]	2,344,725
Harman International Industries	15,200 [a]	621,224
Hasbro	37,300 [a]	1,326,388

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Home Depot	430,803	12,407,126
IAC/InterActiveCorp	46,800 [b]	973,908
International Game Technology	80,000	2,779,200
Interpublic Group of Cos.	119,400 [a,b]	1,080,570
J.C. Penney	56,200	2,388,500
Johnson Controls	151,600 [a]	5,345,416
Jones Apparel Group	21,600 [a]	341,928
KB Home	19,500 [a]	438,750
Kohl’s	80,100 [b]	3,912,885
Leggett & Platt	43,200 [a]	717,120
Lennar, Cl. A	35,400 [a]	652,068
Limited Brands	78,800 [a]	1,459,376
Liz Claiborne	25,300 [a]	447,557
Lowe’s Cos.	373,400	9,405,946
Macy’s	109,900	2,779,371
Marriott International, Cl. A	76,800 [a]	2,634,240
Mattel	93,000	1,743,750
McDonald’s	294,000	17,516,520
McGraw-Hill	83,400	3,418,566
Meredith	9,600 [a]	311,136
New York Times, Cl. A	36,500 [a]	711,750
Newell Rubbermaid	70,862	1,454,797
News, Cl. A	587,400	10,514,460
NIKE, Cl. B	97,700	6,526,360
Nordstrom	45,600 [a]	1,607,856
Office Depot	69,200 [b]	877,456
OfficeMax	19,100	348,957
Omnicom Group	82,700 [a]	3,948,098
Polo Ralph Lauren	15,000 [a]	931,650
Pulte Homes	53,900 [a]	702,856
RadioShack	33,200 [a]	461,480
Sears Holdings	18,562 [a,b]	1,830,399
Sherwin-Williams	26,500 [a]	1,465,980
Snap-On	14,600	865,926
Stanley Works	20,813 [a]	1,004,019
Staples	179,375	3,892,438

8

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Starbucks	186,400 [b]	3,025,272
Starwood Hotels & Resorts Worldwide	48,100	2,511,301
Target	209,000	11,104,170
Tiffany & Co.	32,300 [a]	1,406,342
Time Warner	912,950	13,557,308
TJX Cos.	111,600 [a]	3,595,752
VF	22,300	1,658,674
Viacom, Cl. B	163,612 [b]	6,289,245
Walt Disney	480,700 [a]	15,589,101
Washington Post, Cl. B	1,470	963,732
Wendy’s International	22,100	640,900
Whirlpool	19,646 [a]	1,429,836
Wyndham Worldwide	45,154 [a]	969,908
Yum! Brands	121,340	4,936,111
		264,984,712
Consumer Staples—10.4%
Altria Group	538,200	10,764,000
Anheuser-Busch	182,600	8,983,920
Archer-Daniels-Midland	164,260	7,237,296
Avon Products	108,772	4,244,283
Brown-Forman, Cl. B	21,900	1,489,638
Campbell Soup	56,500 [a]	1,966,200
Clorox	35,100	1,860,300
Coca-Cola	510,200	30,035,474
Coca-Cola Enterprises	73,400 [a]	1,651,500
Colgate-Palmolive	130,200	9,205,140
ConAgra Foods	123,600	2,912,016
Constellation Brands, Cl. A	49,200 [b]	903,312
Costco Wholesale	111,000	7,908,750
CVS Caremark	365,474	14,754,185
Dean Foods	38,100 [b]	885,444
Estee Lauder, Cl. A	28,900 [a]	1,318,129
General Mills	85,700	5,176,280
H.J. Heinz	80,400	3,781,212
Hershey	42,600 [a]	1,592,388
Kellogg	66,900	3,423,273

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Kimberly-Clark	107,300	6,866,127
Kraft Foods, Cl. A	392,383	12,411,074
Kroger	172,800	4,708,800
McCormick & Co.	32,400	1,224,396
Molson Coors Brewing, Cl. B	35,100 [a]	1,924,884
Pepsi Bottling Group	35,100	1,183,221
PepsiCo	408,900	28,021,917
Philip Morris International	538,200 [b]	27,464,346
Procter & Gamble	785,565	52,672,133
Reynolds American	43,400 [a]	2,337,090
Safeway	112,200 [a]	3,545,520
Sara Lee	183,600	2,664,036
SUPERVALU	53,614	1,774,623
SYSCO	154,300	4,716,951
Tyson Foods, Cl. A	69,500 [a]	1,237,100
UST	38,200 [a]	1,989,074
Wal-Mart Stores	603,200	34,973,536
Walgreen	253,000	8,817,050
Whole Foods Market	35,400 [a]	1,155,456
Wm. Wrigley Jr.	55,200 [a]	4,204,032
		323,984,106
Energy—13.9%
Anadarko Petroleum	119,464	7,951,524
Apache	85,050 [a]	11,454,534
Baker Hughes	78,990	6,388,711
BJ Services	74,300	2,100,461
Cameron International	55,500 [b]	2,732,265
Chesapeake Energy	116,800	6,038,560
Chevron	530,126	50,971,615
ConocoPhillips	398,680	34,346,282
Consol Energy	46,600	3,772,736
Devon Energy	113,400	12,859,560
El Paso	177,575 [a]	3,043,636
ENSCO International	36,700	2,338,891
EOG Resources	63,100	8,233,288
Exxon Mobil	1,365,776	127,112,772

10

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Halliburton	224,700 [a]	10,315,977
Hess	71,200	7,561,440
Marathon Oil	180,950 [a]	8,245,892
Murphy Oil	48,400 [a]	4,372,456
Nabors Industries	71,800 [a,b]	2,695,372
National Oilwell Varco	105,400 [b]	7,214,630
Noble	68,600	3,860,808
Noble Energy	43,600	3,793,200
Occidental Petroleum	210,100	17,482,421
Peabody Energy	69,200 [a]	4,230,196
Range Resources	38,300	2,542,354
Rowan Cos.	28,200 [a]	1,099,518
Schlumberger	305,800	30,748,190
Smith International	51,300	3,924,963
Spectra Energy	161,386	3,986,234
Sunoco	29,800 [a]	1,383,018
Tesoro	34,700 [a]	872,358
Transocean	81,192 [a,b]	11,972,572
Valero Energy	136,500 [a]	6,668,025
Weatherford International	86,600 [b]	6,986,022
Williams	150,500	5,342,750
XTO Energy	130,275	8,058,812
		432,702,043
Financial—16.8%
ACE	84,200	5,076,418
Aflac	121,200	8,080,404
Allstate	143,000	7,201,480
Ambac Financial Group	72,650 [a]	336,369
American Capital Strategies	49,800 [a]	1,581,150
American Express	295,200	14,175,504
American International Group	643,879	29,747,209
Ameriprise Financial	58,760	2,790,512
AON	77,975	3,539,285
Apartment Investment & Management, Cl. A	23,415 [a]	865,887
Assurant	24,200	1,573,000
AvalonBay Communities	20,000	1,995,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Bank of America	1,134,014 [a]	42,570,886
Bank of New York Mellon	291,357	12,682,770
BB & T	139,300 [a]	4,776,597
Bear Stearns Cos.	29,172 [a]	313,016
Boston Properties	30,500	3,064,945
Capital One Financial	95,200 [a]	5,045,600
CB Richard Ellis Group, Cl. A	44,400 [a,b]	1,026,528
Charles Schwab	239,700	5,177,520
Chubb	94,500	5,005,665
Cincinnati Financial	42,085 [a]	1,510,852
CIT Group	71,300 [a]	776,457
Citigroup	1,329,017	33,584,260
CME Group	13,600 [a]	6,221,320
Comerica	38,300 [a]	1,330,159
Countrywide Financial	146,800 [a]	848,504
Developers Diversified Realty	31,200 [a]	1,340,040
Discover Financial Services	121,080	2,204,867
E*TRADE FINANCIAL	117,100 [a,b]	466,058
Equity Residential	68,700	2,852,424
Federal National Mortgage Association	249,700	7,066,510
Federated Investors, Cl. B	21,900 [a]	733,212
Fifth Third Bancorp	135,167 [a]	2,896,629
First Horizon National	47,300 [a]	510,840
Franklin Resources	40,100	3,815,515
Freddie Mac	164,900 [a]	4,107,659
General Growth Properties	67,700	2,772,992
Genworth Financial, Cl. A	111,200	2,564,272
Goldman Sachs Group	100,800 [a]	19,290,096
Hartford Financial Services Group	80,200	5,715,854
HCP	59,800	2,134,860
Host Hotels & Resorts	132,500 [a]	2,279,000
Hudson City Bancorp	132,000 [a]	2,525,160
Huntington Bancshares	92,774 [a]	871,148
IntercontinentalExchange	17,900 [a,b]	2,777,185
Janus Capital Group	38,900 [a]	1,091,534
JPMorgan Chase & Co.	867,041	41,314,504

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
KeyCorp	101,800	2,456,434
Kimco Realty	64,100 [a]	2,558,231
Legg Mason	34,000	2,049,520
Lehman Brothers Holdings	135,500 [a]	5,994,520
Leucadia National	42,800 [a]	2,192,216
Lincoln National	68,200	3,666,432
Loews	112,300	4,728,953
M & T Bank	19,700 [a]	1,836,631
Marsh & McLennan Cos.	133,000	3,669,470
Marshall & Ilsley	66,799	1,668,639
MBIA	53,600 [a]	557,440
Merrill Lynch & Co.	248,000 [a]	12,357,840
MetLife	181,000 [a]	11,013,850
MGIC Investment	30,200 [a]	393,506
Moody’s	52,500 [a]	1,940,400
Morgan Stanley	281,960 [a]	13,703,256
National City	192,800 [a]	1,214,640
Northern Trust	49,000	3,631,390
NYSE Euronext	67,700 [a]	4,474,970
Plum Creek Timber	43,700 [a]	1,784,708
PNC Financial Services Group	87,000	6,033,450
Principal Financial Group	66,300 [a]	3,557,658
Progressive	173,200 [a]	3,150,508
ProLogis	65,900	4,125,999
Prudential Financial	113,800 [a]	8,615,798
Public Storage	31,800 [a]	2,884,260
Regions Financial	176,233	3,863,027
Safeco	23,900 [a]	1,595,086
Simon Property Group	57,000 [a]	5,692,020
SLM	119,100 [a,b]	2,206,923
Sovereign Bancorp	91,430 [a]	682,982
State Street	98,900	7,134,646
SunTrust Banks	89,500 [a]	4,989,625
T. Rowe Price Group	67,000 [a]	3,923,520
Torchmark	23,300	1,508,442
Travelers Cos.	158,312	7,978,925

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
U.S. Bancorp	441,553	14,964,231
Unum Group	88,495 [a]	2,053,969
Vornado Realty Trust	34,400	3,202,296
Wachovia	542,981	15,827,896
Washington Mutual	270,074 [a]	3,319,209
Wells Fargo & Co.	841,600 [a]	25,037,600
XL Capital, Cl. A	45,300	1,580,517
Zions Bancorporation	27,500 [a]	1,274,625
		527,323,914
Health Care—11.2%
Abbott Laboratories	394,600	20,815,150
Aetna	126,916	5,533,537
Allergan	77,800	4,385,586
AmerisourceBergen	42,300	1,715,265
Amgen	277,612 [b]	11,623,614
Applera—Applied Biosystems Group	42,600 [a]	1,359,366
Barr Pharmaceuticals	27,300 [b]	1,371,279
Baxter International	161,900	10,089,608
Becton, Dickinson & Co.	62,300	5,569,620
Biogen Idec	76,085 [b]	4,617,599
Boston Scientific	342,910 [b]	4,570,990
Bristol-Myers Squibb	505,300	11,101,441
C.R. Bard	25,900	2,439,003
Cardinal Health	91,725	4,776,121
Celgene	111,100 [a,b]	6,903,754
CIGNA	71,500	3,053,765
Coventry Health Care	39,300 [b]	1,757,889
Covidien	127,342	5,945,598
Eli Lilly & Co.	252,600	12,160,164
Express Scripts	64,500 [b]	4,516,290
Forest Laboratories	79,100 [b]	2,745,561
Genzyme	68,300 [b]	4,804,905
Gilead Sciences	237,100 [b]	12,272,296
Hospira	40,470 [b]	1,665,341
Humana	43,500 [b]	2,078,865
IMS Health	46,800	1,158,300

14

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Johnson & Johnson	723,018	48,507,278
King Pharmaceuticals	61,966 [a,b]	581,861
Laboratory Corp. of America Holdings	28,200 [a,b]	2,132,484
McKesson	73,877	3,850,469
Medco Health Solutions	133,782 [b]	6,627,560
Medtronic	286,700 [a]	13,956,556
Merck & Co.	552,700	21,024,708
Millipore	13,900 [a,b]	974,390
Mylan	76,600 [a]	1,008,822
Patterson Cos.	33,100 [a,b]	1,132,020
PerkinElmer	30,100	799,456
Pfizer	1,725,809	34,706,019
Quest Diagnostics	39,800 [a]	1,997,164
Schering-Plough	413,800	7,618,058
St. Jude Medical	87,900 [a,b]	3,848,262
Stryker	60,900	3,948,147
Tenet Healthcare	120,150 [a,b]	768,960
Thermo Fisher Scientific	106,900 [a,b]	6,186,303
UnitedHealth Group	319,500	10,425,285
Varian Medical Systems	31,800 [a,b]	1,490,784
Waters	25,500 [b]	1,567,230
Watson Pharmaceuticals	26,300 [a,b]	816,352
WellPoint	138,300 [b]	6,880,425
Wyeth	341,600 [a]	15,190,952
Zimmer Holdings	59,520 [b]	4,414,003
		349,484,455
Industrial—11.6%
3M	180,800	13,903,520
Allied Waste Industries	85,500 [a,b]	1,056,780
Avery Dennison	27,000 [a]	1,301,130
Boeing	195,198	16,564,502
Burlington Northern Santa Fe	75,600	7,752,780
C.H. Robinson Worldwide	43,800 [a]	2,745,384
Caterpillar	159,300 [a]	13,043,484
Cintas	34,400	1,018,584
Cooper Industries, Cl. A	45,800	1,941,462

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
CSX	103,000	6,483,850
Cummins	51,800 [a]	3,245,270
Danaher	65,000 [a]	5,071,300
Deere & Co.	111,300	9,356,991
Dover	49,000	2,424,030
Eaton	41,700	3,662,928
Emerson Electric	201,000	10,504,260
Equifax	33,500 [a]	1,282,045
Expeditors International Washington	54,000	2,515,860
FedEx	79,020	7,575,647
Fluor	22,600	3,454,862
General Dynamics	102,700	9,286,134
General Electric	2,549,000	83,352,300
Goodrich	31,700	2,160,355
Honeywell International	190,025	11,287,485
Illinois Tool Works	102,200 [a]	5,344,038
Ingersoll-Rand, Cl. A	69,100	3,066,658
ITT	45,900	2,937,600
Jacobs Engineering Group	30,700 [a,b]	2,650,331
L-3 Communications Holdings	31,300	3,488,385
Lockheed Martin	87,900	9,320,916
Manitowoc	33,000	1,248,060
Masco	93,500 [a]	1,702,635
Monster Worldwide	32,500 [a,b]	790,725
Norfolk Southern	96,000	5,719,680
Northrop Grumman	86,290	6,348,355
Paccar	93,361	4,417,843
Pall	31,100	1,081,347
Parker Hannifin	42,675	3,407,599
Pitney Bowes	55,000	1,986,050
Precision Castparts	35,400	4,161,624
R.R. Donnelley & Sons	54,400	1,666,816
Raytheon	108,900	6,966,333
Robert Half International	40,800	966,960
Rockwell Automation	37,800	2,049,894
Rockwell Collins	41,200	2,600,132

16

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Ryder System	14,700 [a]	1,006,509
Southwest Airlines	186,118 [a]	2,464,202
Terex	26,000 [b]	1,811,680
Textron	63,200	3,855,832
Trane	44,400	2,065,044
Tyco International	123,842	5,794,567
Union Pacific	66,500	9,655,135
United Parcel Service, Cl. B	264,100	19,123,481
United Technologies	250,700	18,168,229
W.W. Grainger	17,100 [a]	1,482,741
Waste Management	126,400	4,563,040
		362,903,384
Information Technology—15.7%
Adobe Systems	136,000 [b]	5,071,440
Advanced Micro Devices	153,100 [a,b]	912,476
Affiliated Computer Services, Cl. A	25,300 [a,b]	1,340,141
Agilent Technologies	93,216 [b]	2,816,055
Akamai Technologies	42,100 [a,b]	1,505,917
Altera	78,400	1,668,352
Analog Devices	76,400	2,460,844
Apple	224,300 [b]	39,016,985
Applied Materials	345,500	6,447,030
Autodesk	58,600 [b]	2,226,800
Automatic Data Processing	133,400	5,896,280
BMC Software	49,700 [b]	1,727,572
Broadcom, Cl. A	119,350 [b]	3,098,326
CA	99,429	2,201,358
Ciena	21,699 [a,b]	733,643
Cisco Systems	1,521,700 [b]	39,016,388
Citrix Systems	48,100 [a,b]	1,575,275
Cognizant Technology Solutions, Cl. A	73,600 [a,b]	2,373,600
Computer Sciences	41,500 [a,b]	1,808,985
Compuware	72,500 [b]	546,650
Convergys	33,000 [b]	518,760
Corning	401,900	10,734,749
Dell	521,600 [b]	9,717,408

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
eBay	284,700 [b]	8,908,263
Electronic Arts	80,900 [a,b]	4,163,923
Electronic Data Systems	129,900	2,410,944
EMC	536,200 [b]	8,257,480
Fidelity National Information Services	43,300	1,561,398
Fiserv	41,750 [b]	2,110,463
Google, Cl. A	59,200 [b]	33,997,968
Hewlett-Packard	629,366	29,171,114
Intel	1,477,500	32,889,150
International Business Machines	353,400 [a]	42,655,380
Intuit	84,300 [b]	2,273,571
Jabil Circuit	52,800	574,464
JDS Uniphase	57,500 [a,b]	822,825
Juniper Networks	133,700 [a,b]	3,692,794
KLA-Tencor	46,200 [a]	2,018,016
Lexmark International, Cl. A	24,100 [b]	756,499
Linear Technology	56,700 [a]	1,982,232
LSI	168,700 [b]	1,045,940
MEMC Electronic Materials	58,100 [b]	3,658,557
Microchip Technology	47,900 [a]	1,760,325
Micron Technology	192,800 [a,b]	1,488,416
Microsoft	2,043,200	58,272,064
Molex	35,800 [a]	1,016,004
Motorola	579,295	5,769,778
National Semiconductor	59,500 [a]	1,213,205
NetApp	87,300 [a,b]	2,112,660
Novell	88,600 [b]	556,408
Novellus Systems	26,100 [a,b]	570,546
NVIDIA	140,950 [b]	2,896,523
Oracle	1,009,600 [b]	21,050,160
Paychex	82,575 [a]	3,003,253
QLogic	34,600 [b]	552,216
QUALCOMM	411,500	17,772,685
SanDisk	57,800 [a,b]	1,565,802
Sun Microsystems	202,400 [b]	3,169,584
Symantec	216,139 [b]	3,721,914
Tellabs	111,500 [b]	575,340

18

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Teradata	45,800 [b]	975,082
Teradyne	44,100 [b]	586,089
Texas Instruments	338,500	9,870,660
Total System Services	50,200 [a]	1,194,760
Tyco Electronics	124,442	4,655,375
Unisys	88,100 [a,b]	366,496
VeriSign	54,500 [a,b]	1,964,725
Western Union	190,546	4,382,558
Xerox	234,400	3,274,568
Xilinx	74,600 [a]	1,847,842
Yahoo!	341,300 [b]	9,355,033
		491,906,086
Materials—3.5%
Air Products & Chemicals	54,600	5,374,278
Alcoa	207,948	7,232,431
Allegheny Technologies	25,977	1,787,997
Ashland	14,200	752,884
Ball	25,500 [a]	1,371,390
Bemis	25,500	670,650
Dow Chemical	239,463 [a]	9,614,439
E.I. du Pont de Nemours & Co.	229,512	11,225,432
Eastman Chemical	20,600 [a]	1,514,100
Ecolab	44,300	2,036,028
Freeport-McMoRan Copper & Gold	97,721 [a]	11,115,764
Hercules	29,300 [a]	550,840
International Flavors & Fragrances	20,600	939,566
International Paper	108,553 [a]	2,840,832
MeadWestvaco	44,411	1,168,009
Monsanto	139,928	15,954,591
Newmont Mining	115,725	5,116,202
Nucor	73,500 [a]	5,549,250
Pactiv	33,100 [b]	787,449
PPG Industries	41,500 [a]	2,546,855
Praxair	80,200 [a]	7,323,062
Rohm & Haas	31,815	1,700,512
Sealed Air	40,864	1,033,451
Sigma-Aldrich	33,000 [a]	1,881,660

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Titanium Metals	25,300 [a]	385,572
United States Steel	30,000	4,618,500
Vulcan Materials	27,400 [a]	1,885,668
Weyerhaeuser	53,200	3,398,416
		110,375,828
Telecommunication Services—3.4%
American Tower, Cl. A	103,300 [b]	4,485,286
AT & T	1,540,785	59,643,787
CenturyTel	28,100	911,845
Citizens Communications	83,100 [a]	890,832
Embarq	38,742	1,610,505
Qwest Communications International	398,300 [a]	2,055,228
Sprint Nextel	727,345 [a]	5,811,487
Verizon Communications	732,956	28,204,147
Windstream	115,923 [a]	1,360,936
		104,974,053
Utilities—3.6%
AES	169,600 [b]	2,944,256
Allegheny Energy	42,700	2,297,260
Ameren	53,300	2,417,688
American Electric Power	102,160	4,559,400
CenterPoint Energy	83,566 [a]	1,271,875
CMS Energy	57,100 [a]	832,518
Consolidated Edison	69,500 [a]	2,891,200
Constellation Energy Group	45,900	3,885,435
Dominion Resources	146,716 [a]	6,366,007
DTE Energy	41,500 [a]	1,672,865
Duke Energy	322,372 [a]	5,902,631
Dynergy, Cl. A	125,746 [a,b]	1,083,931
Edison International	83,100	4,335,327
Entergy	48,800 [a]	5,605,168
Exelon	168,750	14,424,750
FirstEnergy	77,802	5,884,943

20

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
FPL Group	104,000	6,894,160
Integrys Energy	19,374	927,821
Nicor	11,400 [a]	400,368
NiSource	69,500 [a]	1,244,050
Pepco Holdings	50,800	1,265,428
PG & E	90,800 [a]	3,632,000
Pinnacle West Capital	25,500 [a]	865,470
PPL	95,300	4,576,306
Progress Energy	66,369	2,786,834
Public Service Enterprise Group	129,800	5,699,518
Questar	43,800 [a]	2,716,914
Sempra Energy	66,266	3,755,294
Southern	195,200 [a]	7,267,296
TECO Energy	53,400 [a]	854,934
Xcel Energy	109,510	2,277,808
		111,539,455
Total Common Stocks
(cost $1,920,471,327)		3,080,178,036

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.07%, 7/17/08	1,500,000 [c]	1,495,814
1.29%, 7/3/08	1,000,000 [c]	997,812
2.01%, 5/29/08	1,400,000 [c]	1,398,769
Total Short-Term Investments
(cost $3,892,121)		3,892,395

Other Investment—1.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $44,227,000)	44,227,000 [d]	44,227,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—10.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $336,601,231)	336,601,231 [d]	336,601,231

Total Investments (cost $2,305,191,679)	110.9%	3,464,898,662
Liabilities, Less Cash and Receivables	(10.9%)	(341,726,659)
Net Assets	100.0%	3,123,172,003

[a] All or a portion of these securities are on loan.At April 30, 2008, the total market value of the fund’s securities on loan is $331,225,617 and the total market value of the collateral held by the fund is $346,416,791, consisting of cash collateral of $336,601,231 and U.S. Government and Agency securities valued at $9,815,560.
[b] Non-income producing security.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	16.8	Consumer Staples	10.4
Information Technology	15.7	Consumer Discretionary	8.5
Energy	13.9	Utilities	3.6
Short-Term/		Materials	3.5
Money Market Investments	12.3	Telecommunication Services	3.4
Industrial	11.6
Health Care	11.2		110.9

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES April 30, 2008 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
Standard & Poor’s 500 E-mini	675	46,777,500	June 2008	650,034

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES April 30, 2008 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $331,225,617)—Note 1(b):
Unaffiliated issuers	1,924,363,448	3,084,070,431
Affiliated issuers	380,828,231	380,828,231
Cash		1,648,633
Dividends and interest receivable		3,048,573
Receivable for shares of Common Stock subscribed		1,231,307
		3,470,827,175

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,273,296
Liability for securities on loan—Note 1(b)		336,601,231
Payable for shares of Common Stock redeemed		9,204,076
Payable for investment securities purchased		372,074
Payable for futures variation margin—Note 4		195,925
Interest payable—Note 2		8,570
		347,655,172

Net Assets ($)		3,123,172,003

Composition of Net Assets ($):
Paid-in capital		2,002,835,582
Accumulated undistributed investment income—net		13,787,871
Accumulated net realized gain (loss) on investments		(53,808,467)
Accumulated net unrealized appreciation (depreciation)
on investments (including $650,034 net unrealized
appreciation on financial futures)		1,160,357,017

Net Assets ($)		3,123,172,003

Shares Outstanding
(200 million shares of $.001 par value shares of Common Stock authorized)		79,678,765
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		39.20

See notes to financial statements.

24

STATEMENT OF OPERATIONS Six Months Ended April 30, 2008 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	34,139,092
Affiliated issuers	442,828
Income from securities lending	481,648
Interest	74,110
Total Income	35,137,678
Expenses:
Management fee—Note 3(a)	4,021,946
Shareholder servicing costs—Note 3(b)	4,021,946
Director fees—Note 3(a)	89,662
Loan commitment fees—Note 2	6,278
Interest expense—Note 2	3,021
Total Expenses	8,142,853
Less—Director fees reimbursed
by the Manager—Note 3(a)	(89,662)
Net Expenses	8,053,191
Investment Income—Net	27,084,487

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,616,978
Net realized gain (loss) on financial futures	(3,705,331)
Net Realized Gain (Loss)	8,911,647
Net unrealized appreciation (depreciation) on investments
(including $497,110 net unrealized appreciation on financial futures)	(399,922,288)
Net Realized and Unrealized Gain (Loss) on Investments	(391,010,641)
Net (Decrease) in Net Assets Resulting from Operations	(363,926,154)

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007

Operations ($):
Investment income—net	27,084,487	54,598,049
Net realized gain (loss) on investments	8,911,647	(10,059,117)
Net unrealized appreciation
(depreciation) on investments	(399,922,288)	443,748,686
Net Increase (Decrease) in Net Assets
Resulting from Operations	(363,926,154)	488,287,618

Dividends to Shareholders from ($):
Investment income—net	(55,063,795)	(50,050,073)
Net realized gain on investments	—	(119,861,285)
Total Dividends	(55,063,795)	(169,911,358)

Capital Stock Transactions ($):
Net proceeds from shares sold	326,816,672	782,780,152
Dividends reinvested	53,981,579	166,653,657
Cost of shares redeemed	(574,008,284)	(1,189,427,803)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(193,210,033)	(239,993,994)
Total Increase (Decrease) in Net Assets	(612,199,982)	78,382,266

Net Assets ($):
Beginning of Period	3,735,371,985	3,656,989,719
End of Period	3,123,172,003	3,735,371,985
Undistributed investment income—net	13,787,871	41,767,179

Capital Share Transactions (Shares):
Shares sold	8,302,940	18,772,781
Shares issued for dividends reinvested	1,296,699	4,147,396
Shares redeemed	(14,475,270)	(28,498,074)
Net Increase (Decrease) in Shares Outstanding	(4,875,631)	(5,577,897)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2008			Year Ended October 31,

(Unaudited)		2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	44.18	40.57	35.50	33.30	30.91	26.01
Investment Operations:
Investment income—net [a]	.33	.61	.54	.56	.39	.35
Net realized and
unrealized gain
(loss) on investments	(4.64)	4.90	5.01	2.16	2.35	4.86
Total from Investment
Operations	(4.31)	5.51	5.55	2.72	2.74	5.21
Distributions:
Dividends from
investment
income—net	(.67)	(.56)	(.48)	(.52)	(.35)	(.31)
Dividends from net
realized gain
on investments	—	(1.34)	—	—	—	—
Total Distributions	(.67)	(1.90)	(.48)	(.52)	(.35)	(.31)
Net asset value,
end of period	39.20	44.18	40.57	35.50	33.30	30.91

Total Return (%)	(9.84)[b]	14.05	15.79	8.20	8.93	20.22

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.50	.50	.50	.52
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.52
Ratio of net investment
income to average
net assets	1.68[c]	1.47	1.45	1.60	1.21	1.27
Portfolio Turnover Rate	1.89[b]	4.71	5.04	7.24	1.87	2.17

Net Assets,
end of period
($ x 1,000) 3,123,172		3,735,372	3,656,990	3,310,961	3,116,177	2,803,280

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (“the Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

28

Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the fund’s Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2008, Mellon Bank earned $206,421 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

30

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the three-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,745,815 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2007. If not applied, the carryover expires in fiscal 2015.

The tax characters of distributions paid to shareholders during the fiscal year ended October 31, 2007, was as follows: ordinary income $50,050,073 and long-term capital gains $119,861,285.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2008, was approximately $129,800 with a related weighted average annualized interest rate of 4.68% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings that are conducted by telephone. The Chairman of the Board receives an additional 25% of

32

such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period April 30, 2008, the fund was charged $4,021,946 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $636,648 and shareholder services plan fees $636,648.

(c) Prior to December 1, 2007 a 1% redemption fee was charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2008, redemption fees charged and received by the fund amounted to $1,887. Effective December 1, 2007, the fund discontinued the redemption fee on shares. The fund reserves the right to reimpose a redemption fee in the future.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2008, amounted to $61,501,321 and $292,807,236, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2008, are set forth in the Statement of Financial Futures.

At April 30, 2008, accumulated net unrealized appreciation on investments was $1,159,706,983, consisting of $1,348,386,789 gross unrealized appreciation and $188,679,806 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

34

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail no-load S&P 500 Index funds (the “Performance Group”) and to

36

a larger universe of funds, consisting of all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one- and two- year periods ended January 31, 2008 were in the third quartile of the Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total return to the returns of the fund’s benchmark index for the past ten years and noted that the fund’s performance closely tracked the index, with the difference mainly attributable to fund expenses and tracking errors.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s expense ratio was higher than the Expense Group and Expense Universe medians. Representatives of the Manager noted that the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S

INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

of the Similar Accounts and the differences, from Dreyfus’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by Dreyfus, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on assets increasing significantly. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’s profitability.

38

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s total return.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
38	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Smallcap Stock Index Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2007, through April 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets encountered heightened volatility due to an ongoing credit crisis during the reporting period, we recently have seen signs of potential improvement. The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The implications of our economic outlook for the U.S. stock market generally are positive. Selling pressure among overleveraged investors has created attractive values in a number of areas, including among many of the market’s largest and well-established companies. Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Dreyfus Smallcap Stock Index Fund produced a total return of –11.71% .1 In comparison, the Standard & Poor’s 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a –11.60% return for the same period.2,3

Small-cap stocks produced disappointing results in a challenging investment environment during the reporting period, as investors became concerned regarding an intensifying housing contraction, tighter credit conditions, mounting job losses and higher food and energy prices. The difference in returns between the fund and its benchmark was primarily due to the fund’s sampling strategy, transaction costs and fund operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. While the fund generally owns the vast majority of the stocks in the S&P 600 Index, some very small stocks may be excluded from the portfolio.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Consumers Struggled in a Weaker Economy

U.S. stocks, including small-cap stocks, generally produced disappointing results during the reporting period due to a “perfect storm” of negative economic news.The most prominent of these factors was the continued deterioration of the U.S. housing market.As housing values declined, mortgage defaults and foreclosures rose sharply, fueling

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

4

ongoing turmoil in the sub-prime mortgage market. The stocks of companies throughout the financials sector plummeted when major commercial banks, investment banks and bond insurers reported massive sub-prime related losses. While lower home prices and reduced short-term interest rates stemming from an aggressive easing campaign by the Federal Reserve Board created a more favorable environment for home buyers, more stringent lending standards and a tighter job market limited the number of potential new homeowners.

Escalating commodities prices not only have resulted in higher oil, gas and home heating costs for consumers, but they also have burdened families with higher food costs.The increasing use of corn for the production of ethanol as an alternative energy source has resulted in higher feed costs for farmers and, in turn, rising milk, dairy, cereal and meat costs for consumers. Higher gasoline prices also increased transportation and shipping costs for food producers.These factors caused consumers to cut back on spending in other, more discretionary areas.

Stocks with Significant Overseas Exposure Advanced

Although the slowing U.S. economy has had an impact on global growth, most foreign economies have continued to expand. In fact, the energy sector’s positive absolute return for the reporting period was largely due to robust demand from developing nations for a limited supply of crude oil. Winners in the small-cap market’s energy sector included independent acquirers and developers of U.S. oil and gas resources, drillers and companies that manufacture and supply parts to the drilling industry. Specialty exploration-and-production companies also fared well, many of which have been rumored to be candidates for mergers or acquisitions due to a scarcity of drilling locations. Coal stocks also flourished during the reporting period, as a weaker U.S. dollar made the commodity less expensive for foreign buyers.

On the other hand, a wide range of technology stocks hindered the performance of the S&P 600 Index during the reporting period. Pricing pressures and softer demand hurt wireless networking equipment firms, whose products include hubs, routers, switches, servers and interfaces that connect personal computers in home and small business settings to each other and the Internet. Data software management companies, electronic equipment manufacturers and a number of Internet software and consulting firms also suffered steep declines when discretionary spending ebbed in the troubled economic climate.

Consumer discretionary stocks represented another disappointing area for the S&P 600 Index.Apparel, footwear and sporting goods retailers suffered from the slowdown in consumer spending, as did casinos. In the financials sector, regional banks, thrifts and mortgage brokers were undermined by troubled U.S. housing markets. Finally, results within the industrials sector were mixed. While railroad and trucking stocks benefited from robust exports, those gains were offset by declines among a handful of construction and engineering companies that experienced project delays.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index.The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
[3]	Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.34
Ending value (after expenses)	$882.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2008 (Unaudited)
Common Stocks—99.8%	Shares	Value ($)

Consumer Discretionary—13.2%
4Kids Entertainment	16,650 [a]	147,352
Aaron Rents	117,947 [b]	2,936,880
AH Belo, Cl. A	26,950	262,762
Arbitron	44,900 [b]	2,148,016
Arctic Cat	6,500 [b]	49,270
Audiovox, Cl. A	17,700 [a,b]	193,284
Big 5 Sporting Goods	44,650 [b]	410,333
Blue Nile	25,950 [a,b]	1,288,936
Bright Horizons Family Solutions	45,450 [a,b]	2,154,784
Brown Shoe	69,575 [b]	1,160,511
Buffalo Wild Wings	20,600 [a,b]	633,450
Building Materials Holding	59,450 [b]	277,037
Cabela’s	79,300 [a,b]	1,072,929
California Pizza Kitchen	61,000 [a,b]	950,990
Cato, Cl. A	60,950	1,051,387
CEC Entertainment	60,375 [a]	2,245,950
Champion Enterprises	133,449 [a,b]	1,377,194
Charlotte Russe Holding	49,400 [a]	784,472
Children’s Place Retail Stores	38,650 [a,b]	898,612
Christopher & Banks	61,425 [b]	727,886
CKE Restaurants	78,250	820,842
Coinstar	46,700 [a,b]	1,489,263
CPI	4,800 [b]	90,528
Crocs	150,700 [a,b]	1,538,647
Deckers Outdoor	26,950 [a,b]	3,720,986
Dress Barn	87,850 [a,b]	1,182,461
Drew Industries	34,050 [a,b]	830,479
Ethan Allen Interiors	58,300 [b]	1,601,501
Finish Line, Cl. A	70,100	460,557
Fleetwood Enterprises	92,150 [a,b]	317,917
Fossil	92,125 [a,b]	3,297,154
Fred’s, Cl. A	80,200 [b]	888,616
Genesco	37,500 [a,b]	831,000
Group 1 Automotive	37,400 [b]	997,832
Gymboree	60,950 [a,b]	2,634,259

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Consumer Discretionary (continued)
Haverty Furniture	29,850	[b]	272,530
Hibbett Sports	57,100	[a,b]	1,042,646
Hillenbrand	108,900		2,073,456
Hot Topic	71,400	[a,b]	379,134
Iconix Brand Group	124,050	[a,b]	1,974,876
IHOP	27,250	[b]	1,270,940
Jack in the Box	119,600	[a,b]	3,199,300
JAKKS Pacific	67,400	[a,b]	1,583,226
Jo-Ann Stores	42,260	[a,b]	800,404
JoS. A. Bank Clothiers	33,300	[a,b]	812,853
K-Swiss, Cl. A	32,650	[b]	478,322
La-Z-Boy	71,500	[b]	455,455
Landry’s Restaurants	30,950	[b]	494,272
Libbey	26,650		378,430
Lithia Motors, Cl. A	22,150	[b]	199,350
Live Nation	138,850	[a,b]	1,914,742
LKQ	204,150	[a,b]	4,442,304
M/I Homes	27,400	[b]	469,910
Maidenform Brands	40,650	[a,b]	605,685
Marcus	50,450	[b]	836,966
MarineMax	12,300	[a,b]	140,220
Men’s Wearhouse	97,900	[b]	2,607,077
Meritage Homes	47,450	[a,b]	900,127
Midas	49,550	[a,b]	769,512
Monaco Coach	46,200	[b]	292,446
Monarch Casino & Resort	42,550	[a,b]	563,362
Movado Group	41,350		903,084
Multimedia Games	67,050	[a,b]	285,633
National Presto Industries	14,000		758,660
Nautilus	9,500	[b]	34,295
NutriSystem	63,900	[b]	1,283,112
O’Charleys	33,550	[b]	389,180
Oxford Industries	16,450	[b]	457,146
P.F. Chang’s China Bistro	43,100	[a,b]	1,337,393
Panera Bread, Cl. A	59,850	[a,b]	3,127,761
Papa John’s International	52,450	[a]	1,416,150

8

Common Stocks (continued)	Shares		Value ($)

Consumer Discretionary (continued)
Peet’s Coffee & Tea	22,700	[a,b]	527,321
PEP Boys-Manny Moe & Jack	63,150	[b]	563,298
Perry Ellis International	23,200	[a]	529,888
PetMed Express	44,850	[a,b]	503,217
Pinnacle Entertainment	94,500	[a,b]	1,466,640
Polaris Industries	61,250	[b]	2,851,188
Pool	69,530	[b]	1,517,840
Pre-Paid Legal Services	15,900	[a]	695,466
Quiksilver	194,100	[a,b]	1,888,593
Radio One, Cl. D	114,850	[a,b]	114,850
RC2	41,950	[a,b]	776,075
Red Robin Gourmet Burgers	29,000	[a,b]	1,191,320
Russ Berrie & Co.	13,150	[a,b]	184,363
Ruth’s Chris Steak House	15,000	[a,b]	110,250
Select Comfort	92,150	[a,b]	278,293
Shuffle Master	59,873	[a]	293,976
Skechers USA, Cl. A	70,000	[a,b]	1,655,500
Skyline	9,050	[b]	249,056
Sonic	127,417	[a,b]	2,801,900
Sonic Automotive, Cl. A	53,950	[b]	1,094,646
Spartan Motors	61,200	[b]	574,668
Stage Stores	68,500	[b]	1,078,190
Stamps.com	48,800	[a]	669,048
Standard Motor Products	16,500		100,320
Standard-Pacific	124,900	[b]	631,994
Steak n Shake	23,978	[a,b]	189,906
Stein Mart	24,650	[b]	131,385
Sturm Ruger & Co.	36,300	[a]	272,976
Superior Industries International	31,500	[b]	639,765
Texas Roadhouse, Cl. A	69,600	[a,b]	821,280
Tractor Supply	59,750	[a,b]	2,124,710
Triarc, Cl. B	105,700	[b]	750,470
Tuesday Morning	36,450	[a,b]	198,288
Tween Brands	43,850	[a,b]	833,150
UniFirst	27,650		1,294,297
Universal Electronics	21,350	[a]	548,695

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Universal Technical Institute	32,500 [a,b]	368,550
Volcom	27,550 [a,b]	523,175
Winnebago Industries	53,950 [b]	868,056
WMS Industries	84,600 [a,b]	3,061,674
Wolverine World Wide	104,050	2,990,397
Zale	62,300 [a,b]	1,290,856
Zumiez	25,250 [a,b]	528,988
		120,208,554
Consumer Staples—3.4%
Alliance One International	188,850 [a,b]	1,161,427
Andersons	32,750 [b]	1,488,487
Boston Beer, Cl. A	14,700 [a,b]	651,210
Casey’s General Stores	81,000 [b]	1,792,530
Central Garden & Pet, Cl. A	115,100 [a]	577,802
Chattem	33,900 [a,b]	2,368,932
Flowers Foods	138,362 [b]	3,582,192
Great Atlantic & Pacific Tea	41,350 [a]	1,137,952
Hain Celestial Group	68,300 [a,b]	1,685,644
J & J Snack Foods	26,650 [b]	763,256
Lance	41,150 [b]	862,504
Longs Drug Stores	53,950 [b]	2,161,237
Mannatech	28,000 [b]	182,840
Nash Finch	32,750 [b]	1,197,995
Performance Food Group	63,400 [a,b]	2,121,364
Ralcorp Holdings	43,550 [a,b]	2,658,292
Sanderson Farms	24,750 [b]	1,031,333
Spartan Stores	45,100 [b]	941,688
Spectrum Brands	44,550 [a,b]	200,030
TreeHouse Foods	58,000 [a,b]	1,314,860
United Natural Foods	74,450 [a,b]	1,474,110
USANA Health Sciences	20,550 [a,b]	400,725
WD-40	34,350 [b]	1,068,972
		30,825,382
Energy—10.2%
Atwood Oceanics	52,450 [a,b]	5,281,190
Basic Energy Services	33,800 [a,b]	784,160

10

Common Stocks (continued)	Shares		Value ($)

Energy (continued)
Bristow Group	40,750	[a,b]	2,149,562
Cabot Oil & Gas	174,650		9,949,810
CARBO Ceramics	37,200	[b]	1,768,116
Dril-Quip	46,150	[a,b]	2,637,934
Gulf Island Fabrication	19,150	[b]	757,191
Helix Energy Solutions Group	164,913	[a,b]	5,697,744
Hornbeck Offshore Services	40,650	[a,b]	2,027,215
ION Geophysical	132,600	[a,b]	2,112,318
Lufkin Industries	23,900	[b]	1,803,255
Massey Energy	151,800	[b]	7,943,694
Matrix Service	47,850	[a]	962,264
NATCO Group, Cl. A	36,250	[a,b]	1,834,250
Oceaneering International	102,300	[a]	6,831,594
Patriot Coal	48,050	[a,b]	3,173,703
Penn Virginia	67,750	[b]	3,556,875
Petroleum Development	28,150	[a,b]	2,117,725
PetroQuest Energy	69,000	[a,b]	1,433,820
Pioneer Drilling	97,250	[a,b]	1,588,093
SEACOR Holdings	40,600	[a,b]	3,455,466
St. Mary Land & Exploration	110,400	[b]	4,826,688
Stone Energy	58,250	[a]	3,549,755
Superior Well Services	26,450	[a,b]	629,775
Swift Energy	60,600	[a,b]	3,159,684
Tetra Technologies	117,150	[a,b]	1,904,859
Unit	91,250	[a]	5,795,288
W-H Energy Services	55,450	[a,b]	4,285,731
World Fuel Services	57,050	[b]	1,401,148
			93,418,907
Financial—16.6%
Acadia Realty Trust	43,900	[b]	1,125,596
Anchor Bancorp Wisconsin	32,850	[b]	498,991
Bank Mutual	94,550	[b]	1,058,014
BankAtlantic Bancorp, Cl. A	76,000	[b]	234,080
BankUnited Financial, Cl. A	53,950	[b]	212,023
BioMed Realty Trust	129,800		3,374,800
Boston Private Financial Holdings	74,650	[b]	694,245

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Brookline Bancorp	115,200 [b]	1,244,160
Cascade Bancorp	58,450 [b]	533,064
Cash America International	63,350 [b]	2,584,046
Central Pacific Financial	57,150 [b]	1,049,274
Colonial Properties Trust	96,850 [b]	2,346,675
Columbia Banking System	30,300 [b]	820,524
Community Bank System	65,750 [b]	1,675,967
Corus Bankshares	68,500 [b]	502,105
Delphi Financial Group, Cl. A	72,725	1,979,574
DiamondRock Hospitality	168,600 [b]	2,149,650
Dime Community Bancshares	56,750	1,059,522
Downey Financial	35,480 [b]	501,687
East West Bancorp	112,300 [b]	1,599,152
EastGroup Properties	46,500	2,218,515
Entertainment Properties Trust	57,950 [b]	3,092,212
Essex Property Trust	45,700 [b]	5,438,300
Extra Space Storage	117,350 [b]	1,975,000
Financial Federal	48,400 [b]	1,130,140
First BanCorp/Puerto Rico	147,050	1,513,144
First Cash Financial Services	46,400 [a,b]	688,576
First Commonwealth Financial	111,100 [b]	1,383,195
First Financial Bancorp	62,900	825,248
First Midwest Bancorp	80,924 [b]	2,065,990
FirstFed Financial	21,950 [a,b]	335,396
Flagstar Bancorp	60,400 [b]	369,648
Forestar Real Estate Group	62,450 [a,b]	1,555,005
Franklin Bank	41,950 [a,b]	65,022
Frontier Financial	84,550 [b]	1,352,800
Glacier Bancorp	94,050 [b]	1,935,549
Guaranty Financial Group	64,300 [a]	491,895
Hancock Holding	40,500 [b]	1,671,435
Hanmi Financial	74,700 [b]	522,153
Hilb, Rogal & Hobbs	61,550	1,780,641
Home Properties	57,500 [b]	3,022,775
Independent Bank	38,815 [b]	309,744
Infinity Property & Casualty	32,950 [b]	1,277,142

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Inland Real Estate	113,400 [b]	1,831,410
Investment Technology Group	84,400 [a]	4,073,144
Irwin Financial	30,600 [a,b]	178,704
Kilroy Realty	59,500 [b]	3,113,040
Kite Realty Group Trust	43,300	588,014
LaBranche & Co.	76,600 [a]	489,474
LandAmerica Financial Group	28,750 [b]	825,125
Lexington Realty Trust	130,500 [b]	1,879,200
LTC Properties	33,000 [b]	898,590
Medical Properties Trust	104,250 [b]	1,266,638
Mid-America Apartment Communities	49,700 [b]	2,609,250
Nara Bancorp	41,200	540,956
National Penn Bancshares	137,900 [b]	2,301,551
National Retail Properties	129,700 [b]	2,971,427
Navigators Group	27,800 [a]	1,362,200
Old National Bancorp	119,800 [b]	2,049,778
optionsXpress Holdings	94,000 [b]	2,018,180
Parkway Properties	37,850 [b]	1,501,131
Pennsylvania Real Estate
Investment Trust	64,450 [b]	1,622,851
Philadelphia Consolidated Holding	108,800 [a]	4,012,544
Piper Jaffray	23,500 [a,b]	875,610
Portfolio Recovery Associates	28,650 [b]	1,260,887
Presidential Life	36,300	615,648
PrivateBancorp	36,900 [b]	1,254,231
ProAssurance	56,350 [a,b]	2,982,606
Prosperity Bancshares	61,250 [b]	1,896,913
Provident Bankshares	59,774 [b]	765,705
PS Business Parks	34,050	1,949,022
Rewards Network	35,950 [a]	173,279
RLI	32,650	1,567,200
Safety Insurance Group	29,850 [b]	1,071,615
SCPIE Holdings	2,750 [a]	76,395
Selective Insurance Group	99,850 [b]	2,128,802
Senior Housing Properties Trust	182,150 [b]	4,362,493
Signature Bank	49,150 [a]	1,296,577

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
South Financial Group	119,950 [b]	724,498
Sovran Self Storage	32,400 [b]	1,448,280
Sterling Bancorp	54,400 [b]	892,704
Sterling Bancshares	125,650 [b]	1,305,504
Sterling Financial	86,785	1,059,645
Stewart Information Services	27,300 [b]	668,577
Susquehanna Bancshares	149,300 [b]	2,969,577
SWS Group	44,456 [b]	583,263
Tanger Factory Outlet Centers	47,550 [b]	1,918,167
Tower Group	30,850	724,667
TradeStation Group	55,300 [a,b]	515,949
Trustco Bank	140,044 [b]	1,222,584
UCBH Holdings	180,150 [b]	1,311,492
UMB Financial	63,300 [b]	3,142,212
Umpqua Holdings	106,600 [b]	1,572,350
United Bankshares	75,500 [b]	2,196,295
United Community Banks	76,600 [b]	1,051,718
United Fire & Casualty	43,950 [b]	1,448,153
Whitney Holding	109,570 [b]	2,565,034
Wilshire Bancorp	37,000 [b]	304,880
Wintrust Financial	41,050 [b]	1,302,106
World Acceptance	34,800 [a,b]	1,370,424
Zenith National Insurance	67,100 [b]	2,492,094
		151,463,037
Health Care—11.8%
Abaxis	29,000 [a,b]	738,920
Air Methods	17,200 [a,b]	689,720
Allscripts Healthcare Solutions	112,750 [a,b]	1,258,290
Alpharma, Cl. A	72,200 [a,b]	1,776,842
Amedisys	44,366 [a,b]	2,298,159
American Medical Systems Holdings	124,550 [a,b]	1,756,155
AMERIGROUP	97,850 [a,b]	2,543,121
AMN Healthcare Services	53,350 [a]	778,376
AmSurg	54,950 [a,b]	1,403,423
Analogic	28,950 [b]	1,667,230
ArQule	50,000 [a,b]	192,500

14

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
ArthroCare	48,550 [a,b]	2,187,663
BIOLASE Technology	37,000 [a]	96,200
Cambrex	78,550 [b]	459,517
Centene	85,950 [a]	1,578,901
Chemed	47,448 [b]	1,617,977
CONMED	67,950 [a]	1,734,084
Cooper	86,950 [b]	3,043,250
Cross Country Healthcare	44,100 [a]	527,436
CryoLife	40,300 [a]	427,986
Cubist Pharmaceuticals	111,000 [a,b]	2,148,960
Cyberonics	37,250 [a,b]	588,550
Datascope	24,000	899,040
Dionex	36,200 [a]	2,831,564
Enzo Biochem	52,667 [a,b]	430,816
Gentiva Health Services	58,250 [a,b]	1,266,355
Greatbatch	44,400 [a,b]	807,192
Haemonetics	43,000 [a]	2,460,890
HealthExtras	53,550 [a,b]	1,511,181
Healthways	55,000 [a,b]	2,009,150
HMS Holdings	39,500 [a]	1,017,915
ICU Medical	33,800 [a,b]	849,056
IDEXX Laboratories	110,000 [a]	5,852,000
Immucor	123,700 [a,b]	3,337,426
Integra LifeSciences Holdings	33,200 [a,b]	1,406,684
Invacare	58,750 [b]	1,059,850
Inventiv Health	58,250 [a,b]	1,731,772
Kendle International	22,000 [a,b]	939,180
Kensey Nash	19,200 [a,b]	559,872
LCA-Vision	45,550 [b]	460,511
LHC Group	30,550 [a,b]	476,580
Lifecell	50,200 [a]	2,549,156
Martek Biosciences	64,650 [a,b]	2,279,559
Matria Healthcare	39,200 [a,b]	999,600
MedCath	39,400 [a]	731,264
Mentor	63,900 [b]	1,870,353
Meridian Bioscience	62,150 [b]	1,673,700

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Merit Medical Systems	61,200 [a]	900,252
Molina Healthcare	24,650 [a,b]	612,060
Noven Pharmaceuticals	48,350 [a,b]	439,985
Odyssey HealthCare	60,600 [a]	554,490
Omnicell	56,200 [a,b]	675,524
Osteotech	33,950 [a]	171,787
Owens & Minor	73,500 [b]	3,331,020
Palomar Medical Technologies	39,450 [a]	556,245
PAREXEL International	90,850 [a,b]	2,307,590
Pediatrix Medical Group	87,700 [a,b]	5,965,354
PharmaNet Development Group	36,700 [a]	875,662
PharMerica	56,050 [a,b]	954,532
Phase Forward	78,650 [a,b]	1,447,160
PSS World Medical	134,000 [a,b]	2,206,980
Regeneron Pharmaceuticals	99,900 [a,b]	1,960,038
RehabCare Group	42,450 [a,b]	721,650
Res-Care	51,400 [a]	837,306
Salix Pharmaceuticals	79,900 [a,b]	560,898
Savient Pharmaceuticals	65,900 [a,b]	1,439,256
Sciele Pharma	78,850 [a,b]	1,519,440
Sunrise Senior Living	77,250 [a,b]	1,657,013
SurModics	24,000 [a,b]	1,067,280
Symmetry Medical	55,150 [a,b]	773,755
Theragenics	59,500 [a]	252,875
ViroPharma	151,250 [a,b]	1,385,450
Vital Signs	22,550 [b]	1,180,042
West Pharmaceutical Services	56,900 [b]	2,669,179
Zoll Medical	33,500 [a,b]	1,118,230
		107,664,979
Industrial—17.8%
A.O. Smith	40,650 [b]	1,257,711
AAR	65,700 [a,b]	1,537,380
ABM Industries	78,150	1,636,461
Acuity Brands	82,200 [b]	3,932,448
Administaff	42,450 [b]	1,111,765
Aftermarket Technology	41,900 [a]	959,929

16

Common Stocks (continued)	Shares		Value ($)

Industrial (continued)
Albany International, Cl. A	37,600	[b]	1,364,880
Angelica	10,500		169,680
Apogee Enterprises	59,450	[b]	1,326,329
Applied Industrial Technologies	76,175		1,840,388
Applied Signal Technology	27,800		318,032
Arkansas Best	55,150	[b]	2,177,322
Astec Industries	37,400	[a,b]	1,370,710
Baldor Electric	71,583	[b]	2,319,289
Barnes Group	81,950	[b]	2,137,256
Belden	82,662	[b]	2,789,016
Bowne & Co.	53,550	[b]	891,072
Brady, Cl. A	92,700	[b]	3,147,165
Briggs & Stratton	87,000	[b]	1,324,140
C & D Technologies	26,300	[a,b]	145,176
Cascade	16,250	[b]	702,812
CDI	33,600	[b]	913,920
Ceradyne	51,350	[a,b]	2,000,596
CLARCOR	92,600	[b]	3,885,496
Consolidated Graphics	20,300	[a,b]	1,180,851
Cubic	31,450	[b]	852,609
Curtiss-Wright	78,900		3,746,961
EMCOR Group	135,950	[a,b]	3,406,907
EnPro Industries	46,700	[a,b]	1,695,210
Esterline Technologies	59,300	[a]	3,300,638
Forward Air	51,200	[b]	1,745,408
G & K Services, Cl. A	45,650		1,439,344
Gardner Denver	97,000	[a]	4,505,650
GenCorp	93,300	[a,b]	799,581
Gibraltar Industries	53,750	[b]	561,687
Griffon	43,000	[a,b]	402,050
Healthcare Services Group	57,700	[b]	880,502
Heartland Express	91,574	[b]	1,416,650
Heidrick & Struggles International	37,000	[b]	1,107,410
Hub Group, Cl. A	68,700	[a,b]	2,245,803
Insituform Technologies, Cl. A	52,000	[a]	879,840
Interface, Cl. A	105,450	[b]	1,353,978

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Kaman	38,100 [b]	1,032,510
Kaydon	44,750 [b]	2,343,557
Kirby	105,750 [a,b]	5,799,330
Knight Transportation	87,350 [b]	1,484,076
Landstar System	95,000 [b]	4,936,200
Lawson Products	7,800	197,964
Lennox International	117,400	3,890,636
Lindsay	22,200 [b]	2,311,464
Lydall	38,500 [a]	448,525
Magnetek	21,400 [a,b]	74,900
Mobile Mini	54,850 [a,b]	1,165,563
Moog, Cl. A	72,575 [a]	3,128,708
Mueller Industries	79,700	2,579,889
NCI Building Systems	33,450 [a,b]	807,483
Old Dominion Freight Line	49,500 [a,b]	1,519,650
On Assignment	49,400 [a,b]	347,282
Orbital Sciences	98,500 [a,b]	2,650,635
Quanex Building Products	65,625 [a]	1,115,625
Radiant Systems	50,700 [a]	683,943
Regal-Beloit	55,250 [b]	2,049,223
Robbins & Myers	69,900	2,786,214
School Specialty	36,750 [a,b]	1,081,920
Shaw Group	148,050 [a,b]	7,316,631
Simpson Manufacturing	58,750 [b]	1,550,413
SkyWest	123,000	2,340,690
Spherion	128,050 [a]	632,567
Standard Register	18,450 [b]	174,906
Standex International	28,000	590,240
Teledyne Technologies	63,150 [a,b]	3,708,800
Tetra Tech	102,856 [a,b]	2,173,347
Toro	76,600 [b]	3,247,074
Tredegar	55,100 [b]	900,334
Triumph Group	28,950 [b]	1,704,287
TrueBlue	84,650 [a]	1,077,595
United Stationers	44,650 [a,b]	1,968,619
Universal Forest Products	28,800 [b]	999,648

18

Common Stocks (continued)	Shares		Value ($)

Industrial (continued)
Valmont Industries	34,750	[b]	3,421,485
Viad	30,300		953,238
Vicor	30,950		373,257
Volt Information Sciences	27,850	[a,b]	371,519
Wabash National	50,150	[b]	420,257
Waste Connections	115,575	[a,b]	3,706,490
Watsco	38,500	[b]	1,746,745
Watson Wyatt Worldwide, Cl. A	85,000	[b]	4,982,700
Watts Water Technologies, Cl. A	46,700	[b]	1,254,829
Woodward Governor	113,300		3,980,229
			162,811,249
Information Technology—18.3%
Actel	65,700	[a,b]	1,082,736
Adaptec	206,750	[a]	576,832
Advanced Energy Industries	72,400	[a,b]	1,013,600
Agilysys	40,050	[b]	438,948
Anixter International	53,950	[a,b]	3,073,531
Ansoft	32,900	[a,b]	1,090,964
ANSYS	143,100	[a,b]	5,756,913
Arris Group	256,322	[a,b]	2,076,208
ATMI	56,850	[a,b]	1,673,664
Avid Technology	64,020	[a,b]	1,336,097
Axcelis Technologies	167,150	[a,b]	902,610
Bankrate	22,250	[a,b]	1,162,340
Bel Fuse, Cl. B	28,900		753,423
Benchmark Electronics	139,050	[a,b]	2,472,309
Black Box	29,700	[b]	882,981
Blackbaud	77,850	[b]	1,828,696
Blue Coat Systems	67,800	[a,b]	1,431,258
Brightpoint	89,540	[a,b]	820,186
Brooks Automation	148,148	[a,b]	1,534,813
Cabot Microelectronics	44,750	[a,b]	1,523,737
CACI International, Cl. A	53,650	[a,b]	2,688,938
Captaris	53,300	[a]	257,439
Catapult Communications	15,350	[a]	110,827
Checkpoint Systems	74,400	[a]	1,929,192

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
CIBER	75,000 [a]	469,500
Cognex	74,850	1,886,220
Cohu	45,000 [b]	781,650
Comtech Telecommunications	49,000 [a,b]	1,897,770
Concur Technologies	75,650 [a,b]	2,507,041
CTS	73,850	830,812
CyberSource	120,018 [a,b]	2,178,327
Cymer	63,900 [a,b]	1,660,761
Daktronics	50,550 [b]	747,634
DealerTrack Holdings	51,000 [a,b]	981,240
Digi International	51,100 [a]	421,064
Diodes	49,049 [a,b]	1,326,285
Ditech Networks	57,000 [a,b]	162,450
DSP Group	57,050 [a,b]	749,066
Electro Scientific Industries	46,050 [a,b]	755,680
Epicor Software	107,350 [a,b]	858,800
EPIQ Systems	38,050 [a,b]	587,492
Exar	85,300 [a,b]	719,079
FactSet Research Systems	80,000 [b]	4,802,400
FARO Technologies	26,700 [a]	940,908
FEI	59,100 [a,b]	1,292,517
FLIR Systems	243,300 [a,b]	8,352,489
Gerber Scientific	36,300 [a,b]	336,501
Gevity HR	38,350	261,547
Harmonic	155,950 [a,b]	1,289,706
Hutchinson Technology	43,100 [a,b]	609,434
Informatica	168,200 [a,b]	2,684,472
InfoSpace	74,650 [b]	900,279
Insight Enterprises	95,900 [a]	1,156,554
Intevac	50,000 [a]	664,000
Itron	51,950 [a,b]	4,835,506
j2 Global Communications	97,250 [a,b]	2,081,150
JDA Software Group	48,950 [a]	925,155
Keithley Instruments	21,950	230,914
Knot	56,750 [a,b]	666,245

20

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Kopin	110,000 [a]	327,800
Kulicke & Soffa Industries	92,250 [a,b]	607,928
Littelfuse	38,750 [a]	1,424,450
LoJack	48,000 [a]	474,720
Manhattan Associates	60,900 [a,b]	1,584,009
ManTech International, Cl. A	43,050 [a]	2,056,499
MAXIMUS	28,400 [b]	1,076,928
Mercury Computer Systems	29,900 [a]	239,798
Methode Electronics	84,000 [b]	910,560
Micrel	105,000 [b]	1,031,100
Micros Systems	146,550 [a,b]	5,224,508
Microsemi	129,100 [a,b]	3,162,950
MKS Instruments	104,150 [a,b]	2,379,828
MTS Systems	36,500 [b]	1,254,870
NETGEAR	67,650 [a,b]	1,096,607
Network Equipment Technologies	27,000 [a]	175,500
Newport	72,000 [a,b]	828,720
Novatel Wireless	62,050 [a,b]	553,486
Park Electrochemical	46,250 [b]	1,253,375
PC-Tel	36,950 [a]	303,729
Perficient	53,500 [a,b]	491,130
Pericom Semiconductor	38,900 [a]	662,856
Phoenix Technologies	35,500 [a]	418,545
Photon Dynamics	34,450 [a,b]	381,362
Photronics	72,000 [a]	763,200
Planar Systems	39,950 [a,b]	91,086
Plexus	84,900 [a,b]	2,045,241
Progress Software	80,650 [a,b]	2,438,050
Quality Systems	32,950 [b]	1,058,354
Radisys	35,750 [a,b]	337,123
Rogers	28,800 [a,b]	986,112
Rudolph Technologies	79,550 [a,b]	808,228
ScanSource	47,200 [a,b]	1,178,584
Secure Computing	94,900 [a,b]	628,238
SI International	21,400 [a]	490,916

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Skyworks Solutions	295,500 [a,b]	2,567,895
Smith Micro Software	51,300 [a,b]	442,719
Sonic Solutions	56,000 [a,b]	514,640
SPSS	41,050 [a]	1,733,952
Standard Microsystems	43,000 [a,b]	1,274,950
StarTek	12,400 [a]	116,932
Stratasys	33,950 [a,b]	659,988
Supertex	38,400 [a,b]	824,064
Sykes Enterprises	71,950 [a]	1,195,809
Symmetricom	82,400 [a,b]	353,496
Synaptics	42,950 [a,b]	1,457,723
SYNNEX	24,700 [a,b]	589,836
Take-Two Interactive Software	130,250 [a,b]	3,417,760
Technitrol	83,250	1,748,250
THQ	111,825 [a,b]	2,379,636
Tollgrade Communications	31,150 [a]	156,996
Trimble Navigation	214,700 [a,b]	7,040,013
TTM Technologies	71,050 [a,b]	945,676
Tyler Technologies	54,700 [a,b]	791,509
Ultratech	30,450 [a,b]	434,217
United Online	127,400	1,360,632
Varian Semiconductor Equipment Associates	138,750 [a,b]	5,082,413
Veeco Instruments	51,550 [a,b]	970,687
ViaSat	46,400 [a]	1,025,440
Websense	85,600 [a,b]	1,664,920
Wright Express	71,250 [a,b]	2,351,250
X-Rite	41,000 [a]	103,320
		167,920,003
Materials—3.6%
A.M. Castle & Co.	24,150 [b]	746,476
AMCOL International	38,600 [b]	1,146,420
Arch Chemicals	41,350 [b]	1,408,794
Brush Engineered Materials	33,350 [a,b]	1,034,183
Buckeye Technologies	72,500 [a,b]	625,675
Century Aluminum	52,150 [a,b]	3,613,473

22

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Chesapeake	30,050 [a,b]	131,619
Deltic Timber	15,800 [b]	833,450
Georgia Gulf	52,750 [b]	317,027
H.B. Fuller	95,850 [b]	2,212,218
Headwaters	80,350 [a,b]	918,400
Material Sciences	29,000 [a]	230,260
Myers Industries	54,859 [b]	690,126
Neenah Paper	22,900	526,242
NewMarket	26,050 [b]	1,691,427
OM Group	61,450 [a]	3,365,002
Omnova Solutions	64,900 [a]	221,309
Penford	12,850	282,186
PolyOne	165,800 [a,b]	1,223,604
Quaker Chemical	24,627	763,437
Rock-Tenn, Cl. A	71,550 [b]	2,427,692
RTI International Metals	36,450 [a]	1,501,376
Schulman (A.)	52,650 [b]	1,116,180
Schweitzer-Mauduit International	28,300 [b]	626,279
Texas Industries	45,500 [b]	3,522,155
Tronox, Cl. B	84,050 [b]	251,310
Wausau Paper	90,900 [b]	703,566
Zep	37,400 [b]	554,268
		32,684,154
Telecommunication Services—.2%
Fairpoint Communications	162,700	1,498,467
General Communication, Cl. A	71,900 [a,b]	446,499
		1,944,966
Utilities—4.7%
Allete	42,650 [b]	1,781,490
American States Water	22,850 [b]	800,207
Atmos Energy	173,700 [b]	4,808,016
Avista	117,000	2,402,010
Central Vermont Public Service	23,400	545,220
CH Energy Group	21,000 [b]	742,560
Cleco	115,250 [b]	2,767,152

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
El Paso Electric	76,450 [a]	1,725,476
Laclede Group	51,014 [b]	1,929,349
New Jersey Resources	89,250 [b]	2,842,613
Northwest Natural Gas	47,350 [b]	2,124,595
Piedmont Natural Gas	125,850 [b]	3,308,597
South Jersey Industries	54,250 [b]	1,980,668
Southern Union	214,372	5,492,211
Southwest Gas	72,300	2,087,301
UGI	181,250	4,712,500
UIL Holdings	40,416 [b]	1,265,021
UniSource Energy	49,300 [b]	1,540,132
		42,855,118
Total Common Stocks
(cost $811,583,869)		911,796,349

	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.07%, 7/17/08	50,000	49,860
1.98%, 5/29/08	300,000 [c]	299,737
Total Short-Term Investments
(cost $349,424)		349,597

Other Investment—.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,908,000)	2,908,000 [d]	2,908,000

24

Investment of Cash Collateral
for Securities Loaned—38.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $348,373,183)	348,373,183 [d]	348,373,183

Total Investments (cost $1,163,214,476)	138.2%	1,263,427,129
Liabilities, Less Cash and Receivables	(38.2%)	(349,476,541)
Net Assets	100.0%	913,950,588

[a] Non-income producing security.
[b] All or a portion of these securities are on loan.At April 30, 2008, the total market value of the fund’s securities on loan is $339,032,677 and the total market value of the collateral held by the fund is $354,818,198, consisting of cash collateral of $348,373,183 and U.S. Government and Agency securities valued at $6,445,015.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/Money		Energy	10.2
Market Investments	38.4	Utilities	4.7
Information Technology	18.3	Materials	3.6
Industrial	17.8	Consumer Staples	3.4
Financial	16.6	Telecommunication Services	.2
Consumer Discretionary	13.2
Health Care	11.8		138.2

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES April 30, 2008 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
Russell 2000 E-Mini	37	2,654,750	June 2008	42,560

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES April 30, 2008 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $339,032,677)—Note 1(b):
Unaffiliated issuers	811,933,293	912,145,946
Affiliated issuers	351,281,183	351,281,183
Cash		782,320
Receivable for shares of Common Stock subscribed		782,476
Dividends and interest receivable		709,538
Receivable for investment securities sold		91,263
		1,265,792,726

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		372,050
Liability for securities on loan—Note 1(b)		348,373,183
Payable for shares of Common Stock redeemed		2,928,819
Payable for investment securities purchased		137,556
Payable for futures variation margin—Note 4		16,987
Interest payable—Note 2		13,543
		351,842,138

Net Assets ($)		913,950,588

Composition of Net Assets ($):
Paid-in capital		811,006,773
Accumulated undistributed investment income—net		3,470,615
Accumulated net realized gain (loss) on investments		(782,013)
Accumulated net unrealized appreciation
(depreciation) on investments (including $42,560
net unrealized appreciation on financial futures)		100,255,213

Net Assets ($)		913,950,588

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		44,662,737
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		20.46

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS Six Months Ended April 30, 2008 (Unaudited)
Investment Income ($):
Income:
Dividends (net of $2,053 foreign taxes witheld at source):
Unaffiliated issuers	6,001,757
Affiliated issuers	27,101
Income from securities lending	1,084,317
Interest	3,172
Total Income	7,116,347
Expenses:
Management fee—Note 3(a)	1,133,531
Shareholder servicing costs—Note 3(b)	1,133,531
Directors’ fees—Note 3(a)	26,235
Interest expense—Note 2	6,201
Loan commitment fees—Note 2	1,742
Total Expenses	2,301,240
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(26,235)
Net Expenses	2,275,005
Investment Income-Net	4,841,342

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,255,484
Net realized gain (loss) on financial futures	(318,448)
Net Realized Gain (Loss)	8,937,036
Net unrealized appreciation (depreciation) on investments
(including $16,636 net unrealized appreciation on financial futures)	(133,901,112)
Net Realized and Unrealized Gain (Loss) on Investments	(124,964,076)
Net (Decrease) in Net Assets Resulting from Operations	(120,122,734)

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007

Operations ($):
Investment income—net	4,841,342	5,813,558
Net realized gain (loss) on investments	8,937,036	79,956,261
Net unrealized appreciation
(depreciation) on investments	(133,901,112)	14,043,175
Net Increase (Decrease) in Net Assets
Resulting from Operations	(120,122,734)	99,812,994

Dividends to Shareholders from ($):
Investment income—net	(6,019,379)	(4,514,957)
Net realized gain on investments	(80,811,626)	(35,949,561)
Total Dividends	(86,831,005)	(40,464,518)

Capital Stock Transactions ($):
Net proceeds from shares sold	212,561,306	318,431,782
Dividends reinvested	83,065,547	38,012,763
Cost of shares redeemed	(172,738,221)	(306,131,143)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	122,888,632	50,313,402
Total Increase (Decrease) in Net Assets	(84,065,107)	109,661,878

Net Assets ($):
Beginning of Period	998,015,695	888,353,817
End of Period	913,950,588	998,015,695
Undistributed investment income—net	3,470,615	4,648,652

Capital Share Transactions (Shares):
Shares sold	9,885,615	12,967,972
Shares issued for dividends reinvested	3,871,675	1,595,403
Shares redeemed	(8,302,854)	(12,477,330)
Net Increase (Decrease) in Shares Outstanding	5,454,436	2,086,045

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2008			Year Ended October 31,

(Unaudited)		2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	25.45	23.93	21.06	18.91	16.30	12.36
Investment Operations:
Investment income—net [a]	.11	.15	.12	.11	.11	.06
Net realized and unrealized
gain (loss) on investments	(2.99)	2.45	3.11	2.68	2.55	3.95
Total from Investment Operations	(2.88)	2.60	3.23	2.79	2.66	4.01
Distributions:
Dividends from investment
income—net	(.15)	(.12)	(.11)	(.10)	(.05)	(.04)
Dividends from net realized
gain on investments	(1.96)	(.96)	(.25)	(.54)	—	(.03)
Total Distributions	(2.11)	(1.08)	(.36)	(.64)	(.05)	(.07)
Net asset value, end of period	20.46	25.45	23.93	21.06	18.91	16.30

Total Return (%)	(11.71)[b]	11.15	15.53	14.88	16.35	32.63

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.50	.50	.50	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.07[c]	.60	.52	.55	.67	.44
Portfolio Turnover Rate	13.15[b]	25.08	25.05	13.64	15.54	13.52

Net Assets, end of period
($ x 1,000)	913,951	998,016	888,354	724,909	477,646	276,954

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income; including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

32

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2008, Mellon Bank earned $361, 439 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the three-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2007, was as follows: ordinary income $4,514,957 and long-term capital gains $35,949,561.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2008, was approximately $283,800 with a related weighted average annualized interest rate of 4.39% .

34

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Currently, the Company and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2008, the fund was charged an aggregate of $1,133,531 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities consist of: management fees $186,025 and shareholders services plan fees $186,025.

(c) Prior to December 1, 2007, a 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days of purchase subject to exceptions described in the fund’s current prospectus. During the period ended April 30, 2008, redemption fees charged and received by the fund amounted to $3,472. Effective December 1, 2007, the fund discontinued the redemption fee on shares. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2008, amounted to $160,571,384 and $121,590,347, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in

36

the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2008, are set forth in the Statement of Financial Futures.

At April 30, 2008, accumulated net unrealized appreciation on investments was $100,212,653, consisting of $215,221,816 gross unrealized appreciation and $115,009,163 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of small-cap core funds that are benchmarked against the S&P Smallcap 600

38

Index (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional small-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one-, two-, three-, four- and five- year periods ended January 31, 2008 were higher than the Performance Group and Performance Universe medians.The Manager also provided a comparison of the fund’s total return to the returns of the fund’s benchmark index for the past ten years noting that the fund’s performance closely tracked the index, with the difference mainly attributable to fund expenses and tracking errors.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s expense ratio was lower than the Expense Group and Expense Universe medians. Representatives of the Manager noted that the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by Dreyfus, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on assets increasing significantly and the fund achieving a size this fund has yet to achieve. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’s profitability.

40

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)